[GRAPHIC: PHOTO COLLAGE OF BUILDINGS]        Nations
                                             Short-Term
                                             Income Fund

                                             Nations
                                             Short-Intermediate
                                             Government Fund

                                             Nations
                                             Government
                                             Securities Fund

                                             Nations
                                             U.S. Government
                                             Bond Fund

                                             Nations
                                             Intermediate
                                             Bond Fund

                                             Nations
                                             Bond Fund

                                             Nations
                                             Strategic
                                             Income Fund

                                             Nations
                                             High Yield
                                             Bond Fund

GOVERNMENT &
CORPORATE BOND FUNDS

Semiannual report for the period
ended September 30, 2000


                                                            [Nations Funds logo]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2000 proved to be quite unsettling for mutual fund investors. Several factors led to turbulence in U.S. and overseas markets. The Federal Reserve Board's practice of increasing interest rates in an attempt to slow down the economy and keep inflation at bay took a toll on the stock market. Oil prices soared over the summer causing concern across the country as several cities saw gas prices above $2.00 per gallon. The slowing economy affected earnings at a number of leading U.S. companies, causing additional volatility in the stock market. Overseas, the European Central Bank raised interest rates in August -- the fifth rate hike this year -- and the euro fell to a record low. In Japan, the Bank of Japan increased interest rates for the first time in a decade, adding additional strain to an economy that has struggled over the last several years.

                           The only seemingly bright spot for investors during the past six months has been in the bond market. Because of the federal government's budget surplus, the U.S. Treasury has had to buy back many of its long-term securities. The shortage in long-term securities has generally increased returns on these securities, resulting in an inversion of the yield curve -- whereby short-term securities are yielding more than many longer-term securities. This is the first time in a long time that most bond sectors have outperformed both the Standard & Poor's 500 Composite Stock Price Index and the Nasdaq Composite Index*.

                           Now, you're probably asking yourself "Is this a good time to invest in stocks or bonds?" We think the answer is "Yes." While stocks of all sizes have historically outperformed bonds over the long-term, and bonds have performed well this year, a broadly diversified portfolio -- one consisting of both stocks and bonds -- can help you weather market volatility. Remember that the financial markets tend to be cyclical and while one asset class or investment style may be the flavor of the month, it could be out of favor the next.

                           It's also important to note that volatility tends to keep some investors on the sidelines. But waiting for the right time to invest may result in missed opportunities. Disciplined investing requires staying invested through market highs and lows. Investors can also take advantage of dollar cost averaging** during volatile times -- the practice of systematic investing where you seek to buy more shares when prices are low and fewer shares when prices are high, resulting in a lower average share price over time. Remaining invested and regularly investing is key.

                           Whether it's growth vs. value, large cap vs. small cap, stocks vs. bonds, or U.S. vs. international, no single investment style alone will assure that you achieve your long-term financial goals. We believe diversification is the key to long-term success and an investment professional can help you create a portfolio best suited to your risk tolerance and investment time horizon.

                           *The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           **Dollar cost averaging does not ensure a profit or protect against a loss in a declining market. You should carefully consider your ability to make regular investments through periods of fluctuating market conditions.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           At Nations Funds, we strongly believe in the value of advice. An investment professional can provide you with market research and analysis, years of investment experience, and work with you to determine the best strategy for surviving short-term volatility and successfully reaching your long-term goals.

                           We remain committed to providing you with world-class investment management and competitive products to help you reach your long-term goals. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS

                           /s/ Robert H. Gordon
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, INC.

                           September 30, 2000

TABLE OF CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Short-Term Income Fund                                3
                                       Nations Short-Intermediate Government Fund                    6
                                       Nations Government Securities Fund                            8
                                       Nations U.S. Government Bond Fund                            10
                                       Nations Intermediate Bond Fund                               12
                                       Nations Bond Fund                                            13
                                       Nations Strategic Income Fund                                18
                                       Nations High Yield Bond Fund                                 21
                                     Statements of operations                                       22
                                     Statements of changes in net assets                            24
                                     Schedules of capital stock activity                            28
                                     Financial highlights                                           36
                                     Notes to financial statements                                  52
                                     Statements of net assets -- Nations Master Investment Trust
                                       Nations Intermediate Bond Master Portfolio                   61
                                       Nations High Yield Bond Master Portfolio                     64
                                     Statements of operations                                       69
                                     Statements of changes in net assets                            70
                                     Supplementary data                                             70
                                     Notes to financial statements                                  71

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR SERVICE AWARD LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                CUSTOMER SERVICE                       research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE SHAREHOLDERS WITH THE          financial services industry.
                                HIGHEST LEVEL OF CUSTOMER SERVICE
                                IN THE MUTUAL FUND INDUSTRY,
                                NATIONS FUNDS RECEIVED THE DALBAR
                                MUTUAL FUND SERVICE AWARD IN 1999.
                            ------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, KS,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


DOMESTIC EQUITY FUNDS
GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL FUNDS
Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations Managed Index Fund
     Nations LargeCap Index Fund
     Nations MidCap Index Fund
     Nations SmallCap Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations Short-Term Income Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 20.8%
            ASSET-BACKED -- AUTO LOANS -- 6.1%
 $ 7,900    BankBoston RV Trust, Series 1997-1,
              Class A-7,
              6.480% 07/15/08......................  $  7,873
  10,219    Premier Auto Trust, Series 1997-2,
              Class A5,
              6.320% 03/06/02......................    10,181
   5,000    Premier Auto Trust, Series 1999-1,
              Class A4,
              5.820% 10/08/03......................     4,931
                                                     --------
                                                       22,985
                                                     --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES
              -- 3.8%
   8,920    Metris Master Trust, Series 1997-1,
              Class B,
              7.110% 10/20/05......................     8,894
   5,482    Sears Credit Account Master Trust,
              Series 1998-1, Class A,
              5.800% 08/15/05......................     5,453
                                                     --------
                                                       14,347
                                                     --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 6.7%
  11,477    EQCC Home Equity Loan Trust, Series
              1998-1, Class A4F,
              6.459% 03/15/21......................    11,360
   6,699    GE Capital Mortgage Services, Inc.,
              Series 1997-HE4, Class A3,
              6.590% 12/25/12......................     6,665
   7,300    Residential Asset Securities
              Corporation, Series 1999-KS1,
              Class AI3, 6.110% 05/25/25...........     7,163
                                                     --------
                                                       25,188
                                                     --------
            ASSET-BACKED -- OTHER -- 4.2%
   7,936    Fingerhut Master Trust, Series 1998-1,
              Class B,
              6.290% 02/15/05......................     7,883
   8,000    First Sierra Receivables, Series
              1999-1, Class A4,
              5.730% 09/15/04......................     7,781
                                                     --------
                                                       15,664
                                                     --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $78,852).......................    78,184
                                                     --------
            CORPORATE BONDS AND NOTES -- 58.0%
            BEVERAGES -- 2.1%
   8,000    J. Seagram and Sons, Inc.,
              6.250% 12/15/01......................     7,908
                                                     --------
            BROADCASTING AND CABLE -- 4.9%
   5,000    News America Holdings,
              8.625% 02/01/03......................     5,163
   8,000    Paramount Communications, Sr. Notes,
              7.500% 01/15/02......................     8,003
   5,100    Time Warner Inc., Pass-Thru,
              6.100% 12/30/01(-)...................     5,031
                                                     --------
                                                       18,197
                                                     --------
            COMMERCIAL BANKING -- 9.2%
   4,000    Banco Latinoamericano SA,
              7.400% 09/21/01......................     4,012
   5,000    Federal Home Loan Bank,
              6.750% 05/01/02......................     5,016

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $ 6,500    Finova Capital Corporation,
              7.400% 05/06/06......................  $  4,730
   5,050    First Maryland Bancorp,
              8.375% 05/15/02......................     5,134
   5,000    First Union Corporation,
              6.625% 06/15/04......................     4,893
   2,000    Firstar Corporation,
              6.500% 07/15/02......................     1,985
   5,125    Golden State Holdings, Escrow
              Corporation,
              7.000% 08/01/03......................     4,880
   4,000    Popular, Inc., MTN,
              6.375% 09/15/03......................     3,925
                                                     --------
                                                       34,575
                                                     --------
            COMMERCIAL SERVICES -- 1.1%
   4,000    Comdisco, Inc.,
              9.500% 08/15/03......................     4,031
                                                     --------
            CONGLOMERATES -- 1.5%
   5,500    Waste Management Inc.,
              7.700% 10/01/02......................     5,446
                                                     --------
            DEPARTMENT AND DISCOUNT STORES -- 1.1%
   4,000    Federated Department Stores, Inc.,
              8.500% 06/15/03......................     4,082
                                                     --------
            ENERGY -- MISCELLANEOUS -- 2.5%
   5,505    Coastal Corporation,
              10.000% 02/01/01.....................     5,547
   4,000    Reliant Energy, Inc.,
              8.850% 02/01/01......................     4,015
                                                     --------
                                                        9,562
                                                     --------
            FINANCE -- MISCELLANEOUS -- 11.7%
   3,000    Aristar, Inc.,
              7.750% 06/15/01......................     3,008
   7,390    AT&T Capital Corporation,
              6.875% 01/16/01......................     7,382
   5,000    Ford Motor Credit Company,
              5.125% 10/15/01......................     4,896
   4,000    General Motors Acceptance Corporation,
              5.910% 03/11/02......................     3,939
   7,000    Heller Financial, Inc.,
              5.750% 09/25/01......................     6,898
   4,000    Household Finance Corporation,
              5.875% 11/01/02......................     3,918
   1,180    Norwest Financial, Inc.,
              6.625% 07/15/04......................     1,162
   4,000    Salomon, Inc.,
              6.750% 02/15/03......................     3,975
   8,230    Sears Roebuck Acceptance Corporation,
              6.860% 10/02/01......................     8,231
                                                     --------
                                                       43,409
                                                     --------
            FOOD AND DRUG STORES -- 1.3%
   5,000    Safeway, Inc.,
              5.875% 11/15/01......................     4,932
                                                     --------
            HEALTH SERVICES -- 0.7%
   3,010    HEALTHSOUTH Corporation, Sr. Notes,
              6.875% 06/15/05......................     2,574
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INSURANCE -- 1.3%
 $ 5,000    Aon Corporation,
              7.400% 10/01/02......................  $  5,009
                                                     --------
            INVESTMENT SERVICES -- 9.6%
   5,000    Bear Stearns Company, Inc.,
              6.125% 02/01/03......................     4,900
   5,000    Donaldson Lufkin and Jenrette,
              5.875% 04/01/02......................     4,916
   6,000    Goldman Sachs Group LP,
              7.125% 03/01/03(-)...................     5,996
   5,000    Lehman Brothers Holdings, Inc.,
              6.250% 04/01/03......................     4,918
   4,000    Merrill Lynch and Company,
              7.570% 11/09/01......................     4,032
   4,000    Morgan Stanley Dean Witter and Company,
              7.375% 04/15/03......................     4,044
   4,000    Paine Webber Group, Inc.,
              8.250% 05/01/02......................     4,061
   3,250    Washington Mutual Inc.,
              8.250% 10/01/02......................     3,306
                                                     --------
                                                       36,173
                                                     --------
            RAILROADS, TRUCKING AND SHIPPING -- 4.5%
  10,100    ERAC USA Finance Company,
              7.500% 06/15/03(-)...................    10,175
   3,786    Hertz Corporation,
              7.000% 04/15/01......................     3,777
   3,000    Ryder System, Inc., MTN,
              7.320% 11/01/00......................     3,000
                                                     --------
                                                       16,952
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 2.4%
   4,000    Vodafone AirTouch plc,
              6.859%** 12/19/01....................     4,004
   5,000    Wells Fargo Company,
              5.750% 02/01/03......................     4,891
                                                     --------
                                                        8,895
                                                     --------
            UTILITIES -- MISCELLANEOUS -- 4.1%
   8,299    Columbia Gas System, Series A,
              6.390% 11/28/00......................     8,279
   4,750    Consumers Energy Company,
              6.375% 09/15/03......................     4,616
   2,500    Transcontinental Gas Pipeline,
              8.875% 09/15/02......................     2,581
                                                     --------
                                                       15,476
                                                     --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $219,162)......................   217,221
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 13.1%
            COMMERCIAL MORTGAGE-BACKED
            SECURITIES -- 1.1%
 $ 4,000    Mall of America Capital Company LLC,
              Series 2000-1, Class B,
              7.019%** 03/12/05....................  $  3,941
                                                     --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 3.3%
     407    5.500% 07/01/01........................       404
     156    7.500% 09/01/01........................       155
   2,000    4.750% 12/14/01........................     1,961
   3,000    6.250% 10/15/02........................     2,985
   7,000    5.750% 07/15/03........................     6,862
                                                     --------
                                                       12,367
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 6.9%
   6,475    6.000% 06/01/01 - 11/01/04.............     6,359
   6,000    5.375% 03/15/02........................     5,905
   7,000    5.250% 01/15/03........................     6,812
   6,000    5.750% 04/15/03........................     5,890
     499    6.500% 08/01/04........................       494
     636    7.500% 11/01/09                               642
                                                     --------
                                                       26,102
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- 1.8%
   6,734    7.375% 04/20/22........................     6,778
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $49,597).......................    49,188
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 7.0%
            U.S. TREASURY NOTES -- 7.0%
   5,000    5.500% 03/31/03........................     4,945
  11,000    6.000% 08/15/04........................    11,032
   5,000    7.250% 08/15/04........................     5,227
   5,000    5.875% 11/15/04........................     4,995
                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $25,911).......................    26,199
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 0.2%
            (Cost $837)
    837   Nations Cash Reserves#................   $    837
                                                   --------
          TOTAL INVESTMENTS
            (Cost $374,359*).............   99.1%   371,629
                                                   --------
          OTHER ASSETS AND
            LIABILITIES (NET)............    0.9%
          Receivable for investment securities
            sold................................   $    492
          Receivable for Fund shares sold.......        174
          Interest receivable...................      5,680
          Payable for Fund shares redeemed......       (664)
          Investment advisory fee payable.......        (62)
          Administration fee payable............        (68)
          Shareholder servicing and distribution
            fees payable........................         (5)
          Distributions payable.................     (1,913)
          Accrued Trustees'/Directors' fees and
            expenses............................        (31)
          Accrued expenses and other
            liabilities.........................        (77)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................      3,526
                                                   --------
          NET ASSETS.....................  100.0%  $375,155
                                                   ========
          NET ASSETS CONSIST OF:
          Accumulated net realized loss on
            investments sold....................   $(11,281)
          Net unrealized depreciation of
            investments.........................     (2,730)
          Paid-in capital.......................    389,166
                                                   --------
          NET ASSETS............................   $375,155
                                                   ========


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($364,048,493/38,036,199 shares
            outstanding)........................      $9.57
                                                      =====
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($7,733,531/807,903
            shares outstanding).................      $9.57
                                                      =====
          Maximum sales charge..................      1.00%
          Maximum offering price per share......      $9.67
          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($2,723,072/284,419 shares
            outstanding)........................      $9.57
                                                      =====
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($650,039/67,900 shares
            outstanding)........................      $9.57
                                                      =====

---------------

  * Federal Income Tax Information: Net unrealized depreciation of $2,730 on investment securities was comprised of gross appreciation of $943 and gross depreciation of $3,673 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $374,359.
 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2000.
(-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
  #  Money market mutual fund registered under the Investment
     Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.
ABBREVIATIONS:
     MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Intermediate Government Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 67.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES
            -- 7.9%
 $ 9,350    Chase Manhattan Bank - First Union
              National, Series 1999-1, Class A2,
              7.439% 07/15/09......................  $  9,507
   9,340    Commercial Mortgage Acceptance
              Corporation, Series 1999-C1, Class
              A2, 7.030% 05/15/09..................     9,252
   9,350    First Union National Bank Commercial
              Mortgage, Series 1999-C4, Class A2,
              7.390% 11/15/09......................     9,485
   4,265    PNC Mortgage Acceptance Corporation,
              Series 1999-CM1, Class A1B,
              7.330% 10/10/09......................     4,304
   9,250    Salomon Brothers Mortgage Securities,
              Series 2000-C2, Class A2,
              7.455% 04/18/10......................     9,385
   2,473    Vendee Mortgage Trust, Series 1994-3A,
              Class 1H,
              6.500% 12/15/01......................     2,461
                                                     --------
                                                       44,394
                                                     --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 15.6%
  66,000    6.250% 10/15/02 - 07/15/04.............    65,635
   1,064    6.000% 11/15/10........................     1,058
     211    5.500% 10/15/19........................       211
  21,332    7.000% 12/01/25 - 07/01/29.............    20,960
                                                     --------
                                                       87,864
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 33.3%
   1,000    5.500% 12/25/00........................       995
   3,300    5.750% 04/15/03........................     3,240
  13,325    7.000% 05/18/04 - 12/01/28.............    13,138
  93,075    6.500% 08/15/04 - 03/01/28.............    92,142
   3,414    6.150% 03/01/08........................     3,282
  12,679    6.270% 06/01/08........................    12,255
   3,040    8.000% 12/01/09##......................     3,081
   7,008    6.000% 12/01/13........................     6,758
   3,955    9.000% 04/01/16........................     4,070
   6,539    8.500% 04/01/17........................     6,730
  42,618    7.500% 09/01/29##......................    42,547
                                                     --------
                                                      188,238
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- 11.1%
   9,923    7.375% 04/20/22........................     9,989
  12,554    7.500% 02/15/24 - 04/15/26.............    12,622
   7,496    7.000% 01/16/28........................     7,264

-------------------------------------------------------------
PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- 11.1% --
              (CONTINUED)
 $33,490    6.500%** 06/20/29......................  $ 12,930
  33,490    6.500% 07/15/29........................    19,796
                                                     --------
                                                       62,601
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $384,279)......................   383,097
                                                     --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            -- 11.9%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.2%
   1,000    6.100% 12/29/00........................       998
                                                     --------
            FEDERAL HOME LOAN BANK (FHLB) -- 6.6%
  38,000    5.125% 04/17/01........................    37,715
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- 5.1%
  30,000    5.125% 02/13/04##......................    28,706
                                                     --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $68,653).......................    67,419
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 12.9%
            U.S. TREASURY NOTES -- 10.1%
  14,000    5.750% 06/30/01........................    13,939
   9,700    6.250% 10/31/01........................     9,697
  24,500    5.875% 11/30/01........................    24,392
   4,200    6.250% 01/31/02........................     4,202
     650    6.500% 05/31/02........................       654
   4,000    5.750% 10/31/02........................     3,981
                                                     --------
                                                       56,865
                                                     --------
            U.S. TREASURY STRIPS -- 2.8%
   8,000    Interest only 08/15/05.................     6,040
   4,000    Interest only 02/15/10.................     2,287
   8,220    Principal only 11/15/04................     6,450
   5,500    Principal only 11/15/27................     1,108
                                                     --------
                                                       15,885
                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $72,758).......................    72,750
                                                     --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 9.8%
              (Cost $55,321)
 55,321     Nations Cash Reserves#................     55,321
                                                     --------
            TOTAL INVESTMENTS
              (Cost $581,011*).............  102.5%   578,587
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Intermediate Government Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          OTHER ASSETS AND
            LIABILITIES (NET)............   (2.5)%
          Cash..................................   $      1
          Receivable for investment securities          287
            sold................................
          Receivable for Fund shares sold.......        123
          Interest receivable...................      6,352
          Variation margin/due to broker........         (2)
          Collateral on securities loaned.......    (17,145)
          Payable for Fund shares redeemed......       (588)
          Investment advisory fee payable.......       (139)
          Administration fee payable............       (102)
          Shareholder servicing and distribution
            fees payable........................        (15)
          Distributions payable.................     (2,785)
          Accrued Trustees'/Directors' fees and
            expenses............................        (44)
          Accrued expenses and other
            liabilities.........................        (89)
                                                   --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...................    (14,146)
                                                   --------
          NET ASSETS.....................  100.0%  $564,441
                                                   ========
          NET ASSETS CONSIST OF:
          Accumulated net realized loss on
            investments sold and futures
            contracts...........................   $(25,983)
          Net unrealized depreciation of
            investments and futures contracts...     (2,135)
          Paid-in capital.......................    592,559
                                                   --------
          NET ASSETS............................   $564,441
                                                   ========


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($515,803,585/128,851,294 shares
            outstanding)........................      $4.00
                                                      =====
          PRIMARY B SHARES:
          Net asset value, offering and
            redemption price per share
            ($131,734/32,912 shares
            outstanding)........................      $4.00
                                                      =====
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($41,099,838/10,269,988
            shares outstanding).................      $4.00
                                                      =====
          Maximum sales charge..................      3.25%
          Maximum offering price per share......      $4.14

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($6,993,183/1,746,984
            shares outstanding).................      $4.00
                                                      =====
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($412,231/103,145 shares
            outstanding)........................      $4.00
                                                      =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $2,424 on investment securities was comprised of gross appreciation of $1,675 and gross depreciation of $4,099 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $581,011.

##  All or a portion of security segregated as collateral for futures contracts.

 ** Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2000.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $17,145.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Securities Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.6%
              (Cost $1,308)
 $ 1,308    Export Funding Trust, Series 1995-A,
              Class A,
              8.210% 12/29/06......................  $  1,363
                                                     --------
            MORTGAGE-BACKED SECURITIES -- 88.3%
            COMMERCIAL MORTGAGE-BACKED SECURITIES
            -- 9.5%
   3,900    Commercial Mortgage Asset Trust, Series
              1999-C1, Class A3,
              6.640% 09/17/10......................     3,759
     725    DLJ Commercial Mortgage Corporation,
              Series 1998-CG1, Class A1B,
              6.410% 05/10/08......................       695
   3,820    DLJ Commercial Mortgage Corporation,
              Series 1999-CG3, Class A1B,
              7.340% 09/10/09......................     3,833
   3,820    First Union National Bank Commercial
              Mortgage, Series 1999-C4, Class A2,
              7.390% 11/15/09......................     3,875
     650    Mortgage Capital Funding, Inc., Series
              1998-MC2, Class A2,
              6.423% 05/18/08......................       621
   3,800    PNC Mortgage Acceptance Corporation,
              Series 1999-CM1, Class A1B,
              7.330% 10/10/09......................     3,835
   3,900    Prudential Securities Secured Financing
              Corporation, Series 1999-C2,
              Class A2, 7.193% 04/15/09............     3,908
  45,095    Vendee Mortgage Trust, Series 1998-1,
              Class 2, IO,
              .453%** 09/15/27.....................       786
  41,572    Vendee Mortgage Trust, Series 1998-3,
              Class 1, IO,
              .314%** 03/15/29.....................       543
                                                     --------
                                                       21,855
                                                     --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 35.0%
     607    10.000% 07/01/01 - 09/01/18............       634
   1,810    8.500% 09/01/01 - 09/01/20.............     1,848
     435    9.000% 02/01/02 - 12/01/16.............       445
  42,000    6.250% 10/15/02 - 07/15/04.............    41,663
     308    8.000% 08/01/07 - 05/01/17.............       312
      29    7.500% 08/01/08........................        29
  29,011    6.500% 01/01/09 - 09/15/25.............    27,909
   1,000    6.625% 09/15/09........................       988
   5,347    6.000% 09/01/13........................     5,159
   1,381    9.500% 04/01/18 - 01/01/29.............     1,432
     358    7.000% 05/01/29 - 08/01/29.............       351
                                                     --------
                                                       80,770
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 34.0%
     255    8.500% 11/01/01 - 07/01/21.............       261
     236    7.000% 07/01/03........................       235

-------------------------------------------------------------
PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- (CONTINUED)
 $ 5,600    5.625% 05/14/04........................  $  5,430
  10,091    8.000% 04/01/06 - 11/01/29.............    10,229
   1,849    10.000% 10/01/06 - 04/01/20............     1,906
   2,444    6.135% 08/01/08........................     2,342
   8,290    7.500% 08/01/08 - 02/01/15.............     8,354
      61    8.250% 04/01/09........................        63
  19,946    6.000% 05/01/13 - 06/01/29.............    18,720
   6,733    6.565% 07/01/16........................     6,495
     814    9.000% 12/01/16 - 09/01/24.............       840
   6,386    9.500% 04/01/20 - 08/01/21.............     6,626
   1,748    6.990% 06/01/23........................     1,720
   1,496    6.750% 03/18/28........................     1,424
   9,616    5.500% 02/01/29 - 03/01/29.............     8,724
   4,855    6.500% 03/01/29........................     4,663
     305    8.426%** 08/01/36......................       313
                                                     --------
                                                       78,345
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- 9.8%
     260    10.500% 10/15/00 - 04/15/21............       282
     240    10.000% 12/15/00 - 03/15/21............       254
       1    11.750% 12/15/00.......................         1
     357    9.500% 02/20/01 - 04/20/06.............       364
     546    9.000% 06/15/01 - 03/15/27.............       565
     259    7.000% 02/15/09 - 06/15/23.............       256
   2,815    8.500% 10/15/09 - 02/20/29.............     2,897
   9,812    6.000% 12/15/10 - 07/15/29.............     9,217
      46    13.000% 1/15/11 - 04/15/11.............        50
   3,348    8.000% 11/15/14 - 07/15/26.............     3,418
      81    11.000% 11/15/15 - 10/20/20............        87
   5,191    7.500% 04/15/22 - 04/15/29.............     5,216
                                                     --------
                                                       22,607
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $203,887)......................   203,577
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 10.6%
            U.S. TREASURY NOTES -- 2.1%
   4,900    5.500% 08/31/01........................     4,865
                                                     --------
            U.S. TREASURY STRIPS -- 8.5%
   5,000    Interest only 02/15/10.................     2,859
  16,625    Interest only 02/15/20.................     5,115
   5,300    Interest only 05/15/20.................     1,613
   1,750    Principal only 11/15/04................     1,373
   2,100    Principal only 05/15/20................       640
   1,500    Principal only 02/15/21................       438
   8,500    Principal only 11/15/21................     2,372
  22,075    Principal only 02/15/27................     4,632
   2,300    Principal only 11/15/27................       463
                                                     --------
                                                       19,505
                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $23,147).......................    24,370
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 0.6%
            (Cost $1,289)
  1,289   Nations Cash Reserves#................   $  1,289
                                                   --------
          TOTAL INVESTMENTS
            (Cost $229,631*).............  100.1%   230,599
                                                   --------
          OTHER ASSETS AND
            LIABILITIES (NET)............   (0.1)%
          Receivable for investment securities
            sold................................   $  2,386
          Receivable for Fund shares sold.......        149
          Interest receivable...................      2,106
          Collateral on securities loaned.......       (644)
          Payable for Fund shares redeemed......     (2,742)
          Investment advisory fee payable.......        (76)
          Administration fee payable............        (42)
          Shareholder servicing and distribution
            fees payable........................        (32)
          Distributions payable.................     (1,186)
          Accrued Trustees'/Directors' fees and
            expenses............................        (26)
          Accrued expenses and other
            liabilities.........................        (56)
                                                   --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...................       (163)
                                                   --------
          NET ASSETS.....................  100.0%  $230,436
                                                   ========
          NET ASSETS CONSIST OF:
          Distributions in excess of net
            investment income...................   $   (393)
          Accumulated net realized loss on
            investments sold....................    (29,218)
          Net unrealized appreciation of
            investments.........................        968
          Paid-in capital.......................    259,079
                                                   --------
          Net assets............................   $230,436
                                                   ========

                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($151,990,440/16,035,375 shares
            outstanding)........................      $9.48
                                                      =====
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($53,237,827/5,623,627
            shares outstanding).................      $9.47
                                                      =====
          Maximum sales charge..................      4.75%
          Maximum offering price per share......      $9.94

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($24,939,807/2,631,264
            shares outstanding).................      $9.48
                                                      =====
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($267,593/28,342 shares
            outstanding)........................      $9.44
                                                      =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $968 on investment securities was comprised of gross appreciation of $2,964 and gross depreciation of $1,996 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $229,631.

 ** Variable rate Security. The interest rate shown reflects the rate in effect at September 30, 2000.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $644.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations U.S. Government Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 77.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES
            -- 14.6%
 $ 1,265    Chase Manhattan Bank -- First Union
              National, Series 1999-1, Class A2,
              7.439% 07/15/09.......................  $ 1,287
   1,225    Commercial Mortgage Acceptance
              Corporation, Series 1999-C1, Class A2,
              7.030% 05/15/09.......................    1,213
   1,200    Commercial Mortgage Asset Trust, Series
              1999-C1, Class A3,
              6.640% 09/17/10.......................    1,157
   1,265    First Union National Bank Commercial
              Mortgage, Series 1999-C4, Class A2,
              7.390% 11/15/09.......................    1,283
   1,225    PNC Mortgage Acceptance Corporation,
              Series 1999-CM1, Class A1B,
              7.330% 10/10/09.......................    1,236
   1,200    PNC Mortgage Acceptance Corporation,
              Series 2000-C1, Class A2,
              7.610% 02/15/10.......................    1,231
   1,265    Prudential Securities Secured Financing
              Corporation, Series 1999-NRF1,
              Class A2, 6.480% 01/15/09.............    1,212
   1,265    Salomon Brothers Mortgage Securities,
              Series 2000-C2, Class A2,
              7.455% 04/18/10.......................    1,283
                                                      -------
                                                        9,902
                                                      -------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 41.9%
     925    6.250% 10/15/02.........................      920
   5,975    5.750% 07/15/03.........................    5,857
   4,992    6.000% 09/01/13.........................    4,817
  17,450    6.500% 08/01/30.........................   16,748
                                                      -------
                                                       28,342
                                                      -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 12.0%
     474    6.000% 05/01/13.........................      457
   1,750    7.500% 02/01/15.........................    1,763
   5,800    8.000% 05/01/30.........................    5,876
                                                      -------
                                                        8,096
                                                      -------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- 9.4%
   3,979    7.500% 09/15/07 -- 04/15/29.............    3,991
   2,350    6.500% 04/15/29.........................    2,263
     127    8.000% 07/15/29.........................      130
                                                      -------
                                                        6,384
                                                      -------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $52,635)........................   52,724
                                                      -------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              -- 5.6%
              (Cost $3,925)
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) -- 5.6%
   4,005    5.750% 04/15/08.........................    3,768
                                                      -------
            U.S. TREASURY OBLIGATIONS -- 7.0%
            U.S. TREASURY STRIPS -- 7.0%
   2,570    Interest only 05/15/20..................      782
   9,525    Principal only 11/15/21.................    2,659

-------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
            U.S. TREASURY STRIPS -- (CONTINUED)
 $ 4,525    Principal only 02/15/27.................  $   949
   1,700    Principal only 11/15/27.................      343
                                                      -------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $4,585).........................    4,733
                                                      -------
            SHORT TERM INVESTMENTS -- 8.7%
              (Cost $5,877)
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 8.7%
   5,890    Discount note 10/13/00..................    5,877
                                                      -------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 8.6%
            (Cost $5,794)
  5,794   Nations Cash Reserves#.................     5,794
                                                    -------
          TOTAL INVESTMENTS
            (Cost $72,816*)...............  107.8%   72,896
                                                    -------
          OTHER ASSETS AND
            LIABILITIES (NET).............   (7.8)%
          Cash...................................   $     1
          Receivable for investment securities
            sold.................................       865
          Receivable for Fund shares sold........       558
          Interest receivable....................       473
          Payable for Fund shares redeemed.......      (913)
          Investment advisory fee payable........       (23)
          Administration fee payable.............       (12)
          Shareholder servicing and distribution
            fees payable.........................        (8)
          Distributions payable..................      (318)
          Payable for investment securities
            purchased............................    (5,842)
          Accrued Trustees'/Directors' fees and
            expenses.............................       (21)
          Accrued expenses and other
            liabilities..........................       (51)
                                                    -------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)....................    (5,291)
                                                    -------
          NET ASSETS......................  100.0%  $67,605
                                                    =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income....   $    20
          Accumulated net realized loss on
            investments sold.....................    (6,170)
          Net unrealized appreciation of
            investments..........................        80
          Paid-in capital........................    73,675
                                                    -------
          NET ASSETS.............................   $67,605
                                                    =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations U.S. Government Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)


                                                     VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($55,630,974/5,746,515 shares
            outstanding).........................     $9.68
                                                      =====

          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($2,607,193/268,667
            shares outstanding)..................     $9.70
                                                      =====
          Maximum sales charge...................      4.75%
          Maximum offering price per share.......    $10.18

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($8,645,303/893,173 shares
            outstanding).........................     $9.68
                                                      =====

          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($721,153/74,478 shares
            outstanding).........................     $9.68
                                                      =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $80 on investment securities was comprised of gross appreciation of $559 and gross depreciation of $479 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $72,816.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
                                                     (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 100.1%
          Investment in Nations Master Investment
            Trust, Intermediate Bond Master
            Portfolio*...........................   $95,960
                                                    -------
          TOTAL INVESTMENTS...............  100.1%   95,960
                                                    -------
          OTHER ASSETS AND
            LIABILITIES (NET).............   (0.1)%
          Administration fee payable.............   $   (13)
          Shareholder servicing and distribution
            fees payable.........................       (14)
          Accrued Trustees'/Directors' fees and
            expenses.............................       (21)
          Accrued expenses and other
            liabilities..........................       (22)
                                                    -------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)....................       (70)
                                                    -------
          NET ASSETS......................  100.0%  $95,890
                                                    =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income....   $    29
          Accumulated net realized loss on
            investment...........................    (2,647)
          Net unrealized depreciation of
            investment...........................    (1,021)
          Paid-in capital........................    99,529
                                                    -------
          NET ASSETS.............................   $95,890
                                                    =======



                                                     VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($28,540,601/3,092,179 shares
            outstanding).........................     $9.23
                                                      =====

          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($66,803,171/7,221,048
            shares outstanding)..................     $9.25
                                                      =====
          Maximum sales charge...................     3.25%
          Maximum offering price per share.......     $9.56

          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($485,461/52,637 shares
            outstanding).........................     $9.22
                                                      =====

          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($60,700/5,993 shares
            outstanding).........................    $10.13
                                                     ======

---------------

  *  The financial statements of the Intermediate Bond Master
     Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.
 (+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 5.6%
            ASSET-BACKED -- AUTO LOANS -- 2.6%
$ 25,000    Distribution Financial Services RV
              Trust, Series 1999-1, Class A4,
              5.840% 04/15/09...................  $   24,268
  10,000    Ford Credit Auto Owner Trust, Series
              1997-B, Class CTFS,
              6.650% 04/15/03...................       9,975
  15,000    Ford Credit Auto Owner Trust, Series
              1998-A, Class B,
              5.950% 10/15/02...................      14,864
  11,625    Premier Auto Trust, Series 1998-1,
              Class B,
              5.920% 10/06/04...................      11,469
   4,150    Premier Auto Trust, Series 1998-3,
              Class A4,
              5.960% 10/08/02...................       4,115
                                                  ----------
                                                      64,691
                                                  ----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES
              -- 1.1%
  15,000    Metris Master Trust, Series 1997-1,
              Class B,
              7.110% 10/20/05...................      14,957
  10,000    World Financial Network Credit Card
              Master Trust, Series 1996-B,
              Class A,
              6.950% 04/15/06...................      10,075
                                                  ----------
                                                      25,032
                                                  ----------
            ASSET-BACKED -- HOME EQUITY LOANS
              -- 1.7%
   7,572    Amresco Residential Securities
              Mortgage Loan Trust, Series
              1996-2, Class A1,
              7.425% 05/25/27...................       7,559
   1,960    Bombardier Capital Mortgage
              Securitization, Series 1998A,
              Class A3,
              6.230% 04/15/28...................       1,925
   9,978    First Alliance Mortgage Loan Trust,
              Series 1994-2, Class A1,
              7.625% 07/25/25...................      10,024
   2,026    First Plus Home Loan Trust, Series
              1997-4, Class A4,
              6.570% 04/10/13...................       2,021
   6,550    IMC Home Equity Loan Trust, Series
              1997-5, Class A7,
              6.900% 01/20/22...................       6,515
   7,968    IMC Home Equity Loan Trust, Series
              1997-7, Class A3,
              6.540% 11/20/12...................       7,908
   2,070    Residential Asset Securities
              Corporation, Series 1999-KS1,
              Class AI3,
              6.110% 05/25/25...................       2,031
   2,665    Residential Asset Securities
              Corporation, Series 1999-KS1,
              Class AI4,
              6.280% 08/25/25...................       2,573
                                                  ----------
                                                      40,556
                                                  ----------
            ASSET-BACKED -- OTHER -- 0.2%
   3,768    Caterpillar Financial Asset Trust,
              Series 1998A, Class A3,
              5.850% 04/25/03...................       3,750
                                                  ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $135,992)...................     134,029
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 33.6%
            AEROSPACE AND DEFENSE -- 0.7%
$  5,515    Raytheon Company,
              7.900% 03/01/03(-)................  $    5,608
  12,500    Raytheon Company,
              6.750% 08/15/07...................      11,842
                                                  ----------
                                                      17,450
                                                  ----------
            AUTOMOTIVE -- 0.6%
  15,835    Delphi Automotive Systems
              Corporation,
              6.125% 05/01/04...................      15,113
                                                  ----------
            BEVERAGES -- 0.2%
   3,500    J. Seagram & Sons, Inc.,
              6.625% 12/15/05...................       3,413
     900    Pepsi Bottling Holdings, Inc.,
              5.375% 02/17/04(-)................         858
                                                  ----------
                                                       4,271
                                                  ----------
            BROADCASTING AND CABLE -- 2.2%
  18,360    British Sky Broadcasting Group plc,
              6.875% 02/23/09...................      15,938
  14,000    Clear Channel Communications, Inc.,
              7.250% 09/15/03...................      14,032
  12,715    Time Warner Inc.,
              8.110% 08/15/06...................      13,242
  11,200    Time Warner Inc.,
              6.625% 05/15/29...................       9,496
                                                  ----------
                                                      52,708
                                                  ----------
            CHEMICALS -- SPECIALTY -- 0.4%
   8,750    Equistar Chemicals, L.P.,
              8.500% 02/15/04...................       8,679
     345    Rohm and Haas Company,
              7.850% 07/15/29...................         340
                                                  ----------
                                                       9,019
                                                  ----------
            COMMERCIAL BANKING -- 3.7%
   5,300    Abbey National plc,
              6.690% 10/17/05...................       5,208
  20,000    Banponce Financial Corporation, MTN,
              6.550% 10/10/00...................      19,999
     800    Chase Manhattan Corporation,
              5.750% 04/15/04...................         769
  12,500    FCB/NC Capital Trust I, Gtd. Notes,
              8.050% 03/01/28...................      10,409
  23,000    First Union Corporation,
              7.550% 08/18/05...................      23,280
     820    PNC Funding Corporation,
              7.000% 09/01/04...................         812
   5,000    SunTrust Banks, Inc.,
              6.820%** 04/22/02.................       5,001
  15,000    Union Planters Capital Trust,
              8.200% 12/15/26...................      12,847
   2,200    Wells Fargo & Company,
              6.625% 07/15/04...................       2,175
   8,500    Wilmington Trust Corporation,
              6.625% 05/01/08...................       7,917
                                                  ----------
                                                      88,417
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL SERVICES -- 2.0%
$ 25,000    Comdisco, Inc.,
              9.500% 08/15/03...................  $   25,196
  11,750    Cox Enterprises, Inc.,
              8.000% 02/15/07(-)................      11,736
  14,768    Xerox Capital Trust I, Gtd. Notes,
              8.000% 02/01/27...................      10,536
                                                  ----------
                                                      47,468
                                                  ----------
            COMPUTER SERVICES -- 0.0%+
     800    Electronic Data Systems Corporation,
              6.850% 10/15/04...................         794
                                                  ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.1%
  25,000    Compaq Computer Corporation,
              7.450% 08/01/02...................      25,097
     800    Hewlett Packard Company,
              7.150% 06/15/05...................         811
                                                  ----------
                                                      25,908
                                                  ----------
            CONGLOMERATES -- 0.8%
  18,125    USA Waste Services Inc.,
              7.000% 07/15/28...................      14,851
   3,400    Waste Management, Inc.,
              6.125% 07/15/01...................       3,319
                                                  ----------
                                                      18,170
                                                  ----------
            CONSUMER CREDIT AND MORTGAGES -- 1.0%
  22,500    Capital One Bank,
              8.250% 06/15/05...................      22,833
                                                  ----------
            CONSUMER SERVICES -- 0.2%
   5,000    Union Tank Car Company,
              6.680% 01/15/08...................       4,836
                                                  ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.2%
   6,000    J.C. Penny Company, Inc.,
              7.400% 04/01/37...................       5,161
                                                  ----------
            DIVERSIFIED MANUFACTURING -- 1.1%
  10,000    Blount Inc.,
              7.000% 06/15/05...................       8,700
  17,495    Tyco International Group SA,
              6.375% 06/15/05...................      16,995
                                                  ----------
                                                      25,695
                                                  ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.1%
   3,500    Baltimore Gas & Electric,
              6.750% 06/05/12...................       3,505
   3,250    Baltimore Gas & Electric,
              6.730% 06/12/12...................       3,239
  18,250    Dominion Capital Trust I,
              7.830% 12/01/27...................      15,818
   2,960    SCANA Corporation,
              6.050% 01/13/03...................       2,891
                                                  ----------
                                                      25,453
                                                  ----------
            ENERGY -- MISCELLANEOUS -- 1.2%
  21,200    PDV America Inc., Gtd. Sr. Notes,
              7.875% 08/01/03...................      20,359
   8,100    USX Corporation,
              6.650% 02/01/06...................       7,846
                                                  ----------
                                                      28,205
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 6.0%
$  5,000    Associates Corporation of North
              America,
              5.960% 05/15/37...................  $    4,968
   4,000    Case Credit Corporation,
              6.125% 02/15/03...................       3,701
   4,400    Caterpillar Financial Services
              Corporation,
              6.875% 08/01/04...................       4,352
   3,500    CIT Group, Inc.,
              7.375% 03/15/03...................       3,504
   2,800    DaimlerChrysler NA Holdings,
              6.900% 09/01/04...................       2,772
  19,500    ERAC USA Finance Company,
              6.625% 02/15/05(+)................      18,647
  22,330    Finova Capital Corporation,
              7.250% 11/08/04...................      16,818
  25,300    Ford Motor Credit Company,
              7.600% 08/01/05...................      25,563
   4,485    General Motors Acceptance
              Corporation,
              6.150% 04/05/07...................       4,193
  21,100    Heller Financial, Inc.,
              6.000% 03/19/04...................      20,315
  23,000    Household Finance Corporation,
              8.000% 05/09/05...................      23,764
  12,900    Paine Webber Group, Inc.,
              6.375% 05/15/04...................      12,589
   2,300    Washington Mutual, Inc.,
              7.500% 08/15/06...................       2,304
                                                  ----------
                                                     143,490
                                                  ----------
            FOOD AND DRUG STORES -- 0.7%
  13,000    Safeway Inc.,
              7.000% 09/15/07...................      12,651
   2,860    Safeway Inc., Sr. Notes,
              7.250% 09/15/04...................       2,855
                                                  ----------
                                                      15,506
                                                  ----------
            HEALTH SERVICES -- 0.5%
   3,070    HCA - The Healthcare Corporation,
              8.750% 09/01/10...................       3,136
  10,615    HEALTHSOUTH Corporation, Sr. Notes,
              6.875% 06/15/05...................       9,078
                                                  ----------
                                                      12,214
                                                  ----------
            HEAVY MACHINERY -- 0.1%
   3,700    Thermo Electron Corporation,
              7.625% 10/30/08...................       3,523
                                                  ----------
            INSURANCE -- 0.1%
   1,200    American General Finance
              Corporation,
              7.450% 01/15/05...................       1,212
                                                  ----------
            INTEGRATED OIL -- 1.0%
   4,200    Conoco Inc., Class A,
              5.900% 04/15/04...................       4,066
  19,300    Occidental Petroleum Corporation,
              Sr. Notes,
              7.650% 02/15/06...................      19,555
   1,090    Union Oil Company of California,
              7.500% 02/15/29...................       1,039
                                                  ----------
                                                      24,660
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            INVESTMENT SERVICES -- 5.9%
$ 20,650    Aristar, Inc.,
              8.250% 06/15/05...................  $   21,361
  23,000    Bear Stearns Companies, Inc.,
              7.800% 08/15/07...................      23,282
   6,915    Donaldson Lufkin and Jenrette,
              5.875% 04/01/02...................       6,798
   7,535    FleetBoston Financial Corporation,
              7.250% 09/15/05...................       7,586
   6,500    Goldman Sachs Group, Inc.,
              7.625% 08/17/05...................       6,627
  21,230    Goldman Sachs Group, LP,
              6.625% 12/01/04(-)................      20,879
  24,195    Lehman Brothers Holdings Inc.,
              6.625% 04/01/04...................      23,715
   4,987    Merrill Lynch & Company, Inc.,
              6.000% 07/15/05...................       4,775
   8,775    Morgan Stanley Dean Witter and
              Company,
              7.750% 06/15/05...................       9,034
  16,100    Salomon Smith Barney Holdings, Inc.,
              6.250% 05/15/03...................      15,848
                                                  ----------
                                                     139,905
                                                  ----------
            NATURAL GAS PIPELINES -- 0.9%
   4,853    KN Energy, Inc.,
              6.450% 03/01/03...................       4,765
  17,920    Williams Companies, Inc.,
              6.500% 08/01/06...................      17,193
                                                  ----------
                                                      21,958
                                                  ----------
            PHARMACEUTICALS -- 0.1%
   1,510    Pharmacia Corporation,
              5.375% 12/01/01...................       1,477
   2,040    Pharmacia Corporation,
              6.600% 12/01/28...................       1,815
                                                  ----------
                                                       3,292
                                                  ----------
            TELECOMMUNICATIONS SERVICES -- 1.8%
     800    AT&T Corporation,
              5.625% 03/15/04...................         763
  10,000    CSC Holdings, Inc.,
              8.125% 07/15/09...................       9,932
     900    MCI Worldcom, Inc.,
              6.400% 08/15/05...................         876
  21,830    Sprint Capital Corporation,
              5.875% 05/01/04...................      20,869
   1,200    Sprint Capital Corporation,
              6.875% 11/15/28...................       1,036
   8,250    Vodafone AirTouch plc,
              7.625% 02/15/05(-)................       8,367
                                                  ----------
                                                      41,843
                                                  ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $822,033)...................     799,104
                                                  ----------
            FOREIGN BONDS AND NOTES -- 3.7%
   3,000    AT&T Canada Inc.,
              8.350%*** 06/15/08................       2,446
  19,800    AT&T Canada Inc., Sr. Notes,
              7.650% 09/15/06...................      20,015

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            FOREIGN BONDS AND NOTES -- (CONTINUED)
$ 20,000    Banco Latinoamericano,
              7.200% 05/28/02##(-)..............  $   19,655
  20,100    Corp Andina De Fomento,
              8.875% 06/01/05...................      20,968
  10,000    Enterprise Oil plc,
              6.700% 09/15/07...................       9,494
  13,000    Skandinaviska Enskilda,
              8.125% 09/06/49(-)................      12,673
   4,305    Tyco International Group SA,
              6.875% 01/15/29...................       3,747
                                                  ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $89,858)....................      88,998
                                                  ----------
            MORTGAGE-BACKED SECURITIES -- 51.5%
            COMMERCIAL MORTGAGE-BACKED SECURITIES
              -- 20.2%
   4,750    CMC Securities Corporation, Series
              1997-2, Class IA14,
              6.600% 11/25/27...................       4,602
  31,985    Commercial Mortgage Asset Trust,
              Series 1999-C1, Class A3,
              6.640% 09/17/10...................      30,829
  38,300    CS First Boston Mortgage Securities
              Corporation, Series 1998-C1,
              Class A1B,
              6.480% 05/17/08##.................      36,788
  26,235    DLJ Commercial Mortgage Corporation,
              Series 1998-CG1, Class A1B,
              6.410% 05/10/08...................      25,165
  30,000    DLJ Commercial Mortgage Corporation,
              Series 1999-CG1, Class A1B,
              6.460% 01/10/09##.................      28,768
  29,995    DLJ Commercial Mortgage Corporation,
              Series 1999-CG2, Class A1B,
              7.300% 06/10/09...................      30,242
  10,290    DLJ Commercial Mortgage Corporation,
              Series 1999-CG3, Class A1B,
              7.340% 09/10/09...................      10,324
  12,735    DLJ Commercial Mortgage Corporation,
              Series 2000-CF1, Class A1B,
              7.620% 05/10/10...................      13,082
  11,320    First Union-Chase Commercial
              Mortgage, Series 1999-C2,
              Class A2,
              6.645% 04/15/09...................      11,023
  78,668    GMAC Commercial Mortgage Securities
              Inc., Series 1997-C1, Class X,
              1.645%** 07/15/27.................       5,819
  31,000    GMAC Commercial Mortgage Securities
              Inc., Series 1998-C2, Class A2,
              6.420% 08/15/08##.................      29,495
  37,060    GMAC Commercial Mortgage Securities
              Inc., Series 1999-C1, Class A2,
              6.175% 05/15/33...................      34,754
  23,140    Heller Financial Commercial Mortgage
              Asset Corporation, Series
              2000-PH1, Class A2,
              7.750% 11/15/09...................      23,947

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED
              SECURITIES -- (CONTINUED)
$105,391    JP Morgan Commercial Mortgage
              Finance Corporation, Series
              1997-C4, Class X, Interest only,
              1.290%** 12/26/28.................  $    5,809
  13,150    JP Morgan Commercial Mortgage
              Finance Corporation, Series
              1999-C7, Class A2,
              6.507% 10/15/35...................      12,656
  31,706    Morgan Stanley Capital Trust I,
              Series 1999-WF1, Class A2,
              6.210% 09/15/08##.................      30,127
   6,015    Mortgage Capital Funding, Inc.,
              Series 1998-MC2, Class A2,
              6.423% 05/18/08...................       5,749
   7,000    Nomura Asset Securities Corporation,
              Series 1998-D6, Class A1B,
              6.590% 03/17/28##.................       6,795
  23,000    Nomura Asset Securities Corporation,
              Series 1998-D6, Class A1C,
              6.690% 03/17/28...................      22,050
  11,445    PNC Mortgage Acceptance Corporation,
              Series 1999-CM1, Class A1B,
              7.330% 10/10/09...................      11,549
  36,660    Prudential Securities Secured
              Financing Corporation, Series
              1998-C1, Class A1B,
              6.506% 07/15/08##.................      35,246
   9,600    Prudential Securities Secured
              Financing Corporation, Series
              1999-C2, Class A2,
              7.193% 04/15/09...................       9,616
  38,625    Prudential Securities Secured
              Financing Corporation, Series
              1999-NRF1, Class A2,
              6.480% 01/15/09##.................      37,003
  10,492    Salomon Brothers Mortgage
              Securities, Series 2000-C1, Class
              A2,
              7.520% 12/18/09...................      10,694
   7,268    Salomon Brothers Mortgage
              Securities, Series 2000-NL1, Class
              A1,
              6.601% 04/15/08(-)................       7,111
                                                  ----------
                                                     479,243
                                                  ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 2.9%
      35    9.000% 01/01/05.....................          35
  44,034    8.000% 11/01/09 - 06/01/30..........      44,626
   1,408    6.500% 04/01/11 - 10/01/12..........       1,386
   1,733    8.500% 11/01/26.....................       1,783
  20,521    7.000% 12/01/26 - 07/01/28..........      20,163
                                                  ----------
                                                      67,993
                                                  ----------
            FEDERAL HOUSING AUTHORITY (FHA)
              CERTIFICATES -- 1.4%
   5,365    6.500% 02/15/29.....................       5,167
   9,084    6.750% 01/01/40.....................       8,535

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            FEDERAL HOUSING AUTHORITY (FHA)
              CERTIFICATES -- (CONTINUED)
$  6,397    7.000% 01/01/40.....................  $    6,119
   4,508    6.850% 02/01/40.....................       4,247
   9,796    6.530% 10/01/40.....................       9,062
                                                  ----------
                                                      33,130
                                                  ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 19.4%
 131,290    7.000% 12/01/02 - 10/01/29##........     128,688
     500    8.250% 03/25/06.....................         508
 262,565    6.500% 01/01/09 - 09/01/30..........     253,851
   5,230    5.500% 04/01/09.....................       5,045
  37,901    7.500% 06/15/22 - 09/01/29..........      37,854
  34,266    8.000% 11/01/29.....................      34,737
                                                  ----------
                                                     460,683
                                                  ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- 7.6%
  12,165    6.750% 09/15/01.....................      11,503
   6,412    6.600% 11/15/01.....................       5,997
  28,173    7.000% 07/20/02 - 07/15/28..........      27,792
   1,548    8.500% 12/15/05 - 02/15/25..........       1,594
  12,800    8.000% 11/15/07 - 11/01/23..........      13,012
      55    9.500% 06/15/09 - 09/15/09..........          58
      31    13.000% 01/15/11 - 02/15/11.........          34
  73,530    6.500% 03/01/13 - 02/15/29..........      71,452
     108    9.000% 07/15/17.....................         113
  45,012    7.500% 12/15/23 - 09/15/28..........      45,170
   4,555    6.550% 03/15/40.....................       4,256
                                                  ----------
                                                     180,981
                                                  ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $1,242,810).................   1,222,030
                                                  ----------
            MUNICIPAL BONDS AND NOTES -- 0.2%
            (Cost $4,998)
            NEW YORK -- 0.2%
   5,000    Nassau County, New York, GO, Series
              1993, (AMBAC Insured),
              5.500% 10/15/00...................       4,998
                                                  ----------
            U.S. TREASURY OBLIGATIONS -- 3.5%
            U.S. TREASURY STRIPS -- 3.5%
  26,700    Principal only 05/15/20.............       8,135
 195,850    Principal only 11/15/21.............      54,661
  20,000    Principal only 08/15/26.............       4,312
  73,090    Principal only 02/15/27.............      15,336
                                                  ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $81,059)....................      82,444
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

SHARES                                              VALUE
 (000)                                              (000)
------------------------------------------------------------
          INVESTMENT COMPANIES -- 6.2%
            (Cost $147,746)
147,746   Nations Cash Reserves#...............   $  147,746
                                                  ----------
          TOTAL INVESTMENTS
            (Cost $2,524,496*)..........  104.3%   2,479,349
                                                  ----------
          OTHER ASSETS AND LIABILITIES
            (NET).......................   (4.3)%
          Receivable for investment securities
            sold...............................   $        1
          Receivable for Fund shares sold......        2,252
          Interest receivable..................       23,539
          Receivable for variation margin......          193
          Collateral on securities loaned......      (70,942)
          Payable for Fund shares redeemed.....       (2,056)
          Investment advisory fee payable......         (775)
          Administration fee payable...........         (427)
          Shareholder servicing and
            distribution fees payable..........          (10)
          Due to custodian.....................          (19)
          Distributions payable................      (12,901)
          Payable for investment securities
            purchased..........................      (41,070)
          Accrued Trustees'/Directors' fees and
            expenses...........................          (68)
          Accrued expenses and other
            liabilities........................         (433)
                                                  ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..............................     (102,716)
                                                  ----------
          NET ASSETS....................  100.0%  $2,376,633
                                                  ==========
          NET ASSETS CONSIST OF:
          Accumulated net realized loss on
            investments sold and futures
            contracts..........................   $  (30,861)
          Net unrealized depreciation of
            investments and futures
            contracts..........................      (46,102)
          Paid-in capital......................    2,453,596
                                                  ----------
          NET ASSETS...........................   $2,376,633
                                                  ==========


                                                    VALUE
------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($2,345,447,201/247,236,722
            shares outstanding)................        $9.49
                                                       =====

          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($24,704,177/2,604,550
            shares outstanding)................        $9.48
                                                       =====
          Maximum sales charge.................        3.25%
          Maximum offering price per share.....        $9.80

          INVESTOR B SHARES:
          Net asset value and offering price
            per share(+) ($5,551,141/585,159
            shares outstanding)................        $9.49
                                                       =====

          INVESTOR C SHARES:
          Net asset value and offering price
            per share(+) ($930,647/98,114
            shares outstanding)................        $9.49
                                                       =====

---------------

  * Federal Income Tax Information: Net unrealized depreciation of $45,147 on investment securities was comprised of gross appreciation of $15,672 and gross depreciation of $60,819 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $2,524,496.
 ## All or a portion of security segregated as collateral for futures contracts.
 ** Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2000.
*** Zero coupon security. The rate shown reflects the yield to maturity.
(-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
  +  Amount represents less than 0.1%.
  #  Money market mutual fund registered under the Investment
     Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $70,942.
ABBREVIATIONS:
     MTN -- Medium Term Note
     AMBAC -- American Municipal Bond Assurance Corporation

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Income Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 55.3%
            AEROSPACE AND DEFENSE -- 1.5%
$    719    Allied Signal,
              9.065% 06/01/33.....................  $    788
   2,000    Lockheed Martin Corporation,
              7.750% 05/01/26.....................     1,932
   1,000    Raytheon Company,
              6.750% 08/15/07.....................       947
                                                    --------
                                                       3,667
                                                    --------
            AIRLINES -- 0.4%
   1,000    US Airways, Inc.,
              8.020% 02/05/19.....................     1,012
                                                    --------
            AUTOMOTIVE -- 0.8%
   2,125    Delphi Automotive Systems Corporation,
              6.125% 05/01/04.....................     2,028
                                                    --------
            BEVERAGES -- 1.0%
   2,500    J. Seagram & Sons, Inc.,
              6.625% 12/15/05.....................     2,438
                                                    --------
            BROADCASTING AND CABLE -- 2.9%
   2,200    British Sky Broadcasting Group plc,
              6.875% 02/23/09.....................     1,910
     500    Clear Channel Communications, Inc.,
              7.250% 09/15/03.....................       501
   2,190    Lenfest Communications, Inc.,
              10.500% 06/15/06##..................     2,387
   2,300    Time Warner Inc.,
              8.110% 08/15/06.....................     2,395
                                                    --------
                                                       7,193
                                                    --------
            CHEMICALS -- SPECIALTY -- 1.2%
   3,110    Equistar Chemicals, L.P.,
              8.500% 02/15/04.....................     3,085
                                                    --------
            COMMERCIAL BANKING -- 5.5%
   3,500    FCB/NC Capital Trust I, Gtd. Notes,
              8.050% 03/01/28.....................     2,915
     825    First Union Corporation,
              7.550% 08/18/05.....................       835
   3,775    Golden State Holdings, Escrow
              Corporation,
              7.000% 08/01/03.....................     3,595
   3,925    Popular, Inc., MTN,
              6.375% 09/15/03.....................     3,852
   2,750    Wilmington Trust Corporation,
              6.625% 05/01/08##...................     2,561
                                                    --------
                                                      13,758
                                                    --------
            COMMERCIAL SERVICES -- 1.1%
   2,600    Comdisco, Inc.,
              9.500% 08/15/03##...................     2,620
                                                    --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.0%
   2,600    Compaq Computer Corporation,
              7.450% 08/01/02.....................     2,610
                                                    --------
            CONGLOMERATES -- 0.9%
   2,600    USA Waste Services Inc.,
              7.000% 07/15/28.....................     2,130
                                                    --------
            CONSUMER CREDIT AND MORTGAGES -- 1.0%
   2,500    Capital One Bank,
              8.250% 06/15/05.....................     2,537
                                                    --------
            CONSUMER SERVICES -- 0.8%
   2,100    Union Tank Car Company,
              6.680% 01/15/08##...................     2,031
                                                    --------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 4.7%
$  1,650    American Standard Inc.,
              7.375% 04/15/05.....................  $  1,584
   3,805    Blount Inc.,
              7.000% 06/15/05.....................     3,310
   4,500    BWAY Corporation, Sr. Sub. Notes,
              10.250% 04/15/07##..................     4,410
   2,600    Fisher Scientific International,
              Sr Notes,
              7.125% 12/15/05##...................     2,301
                                                    --------
                                                      11,605
                                                    --------
            ELECTRIC POWER -- NON NUCLEAR -- 2.1%
   2,420    CMS Energy Corporation,
              8.125% 05/15/02.....................     2,403
     500    Consumers Energy Company,
              6.200% 05/01/03.....................       476
   2,775    Dominion Capital Trust I,
              7.830% 12/01/27.....................     2,405
                                                    --------
                                                       5,284
                                                    --------
            ENERGY -- MISCELLANEOUS -- 5.4%
   2,480    Barrett Resources Corporation,
              Sr. Notes,
              7.550% 02/01/07.....................     2,372
   3,635    Occidental Petroleum Corporation,
              Sr. Deb.,
              9.250% 08/01/19.....................     4,035
   5,430    PDV America Inc., Gtd. Sr. Notes,
              7.875% 08/01/03##...................     5,215
   2,000    USX Corporation,
              6.650% 02/01/06.....................     1,937
                                                    --------
                                                      13,559
                                                    --------
            EXPLORATION AND PRODUCTION -- 1.4%
   3,300    Louis Dreyfus Natural Gas Corporation,
              Sr. Sub Notes,
              9.250% 06/15/04.....................     3,378
                                                    --------
            FINANCE -- MISCELLANEOUS -- 7.7%
   2,000    Case Credit Corporation,
              6.125% 02/15/03.....................     1,851
   4,025    ERAC USA Finance Company,
              6.625% 02/15/05(-)..................     3,849
   2,200    Finova Capital Corporation,
              7.250% 11/08/04.....................     1,657
   2,600    Ford Motor Credit Company,
              7.600% 08/01/05.....................     2,627
   2,200    Household Finance Corporation,
              8.000% 05/09/05.....................     2,273
   2,900    Newcourt Credit Group Inc.,
              6.875% 02/16/05.....................     2,863
   2,000    Paine Webber Group, Inc.,
              6.375% 05/15/04.....................     1,952
   2,300    Washington Mutual, Inc.,
              7.500% 08/15/06.....................     2,304
                                                    --------
                                                      19,376
                                                    --------
            FOOD AND DRUG STORES -- 0.9%
   2,145    Safeway Inc., Sr. Notes,
              7.250% 09/15/04.....................     2,141
                                                    --------
            HEALTH SERVICES -- 1.5%
   1,060    HCA - The Healthcare Corporation,
              8.750% 09/01/10.....................     1,083
   3,475    HEALTHSOUTH Corporation,
              7.000% 06/15/08.....................     2,774
                                                    --------
                                                       3,857
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            HEAVY MACHINERY -- 0.8%
$  2,175    Thermo Electron Corporation,
              7.625% 10/30/08##...................  $  2,071
                                                    --------
            INSURANCE -- 0.5%
   3,000    Conseco Finance Trust III,
              8.796% 04/01/27##...................     1,290
                                                    --------
            INTEGRATED OIL -- 0.5%
   1,235    Conoco Inc., Class A,
              5.900% 04/15/04.....................     1,196
                                                    --------
            INVESTMENT SERVICES -- 2.7%
   2,500    Lehman Brothers Inc.,
              11.625% 05/15/05....................     2,925
     500    MCN Investment Corporation,
              6.890% 01/16/02.....................       497
   3,300    Morgan Stanley Finance plc, Gtd. Sub.
              Deb.,
              8.030% 02/28/17.....................     3,348
                                                    --------
                                                       6,770
                                                    --------
            MEDICAL DEVICES AND SUPPLIES -- 0.9%
   2,475    Beckman Coulter, Inc.,
              7.450% 03/04/08(-)..................     2,293
                                                    --------
            NATURAL GAS PIPELINES -- 1.8%
   2,200    KN Energy, Inc.,
              6.450% 03/01/03.....................     2,160
   2,500    Williams Companies, Inc.,
              6.500% 08/01/06.....................     2,399
                                                    --------
                                                       4,559
                                                    --------
            PAPER AND FOREST PRODUCTS -- 1.1%
   2,600    Abitibi-Consolidated Inc.,
              8.550% 08/01/10.....................     2,645
                                                    --------
            PUBLISHING AND ADVERTISING -- 1.7%
   4,735    PRIMEDIA Inc.,
              7.625% 04/01/08.....................     4,309
                                                    --------
            TELECOMMUNICATIONS SERVICES -- 3.5%
   2,500    CSC Holdings, Inc.,
              8.125% 07/15/09.....................     2,483
   2,200    Global Crossing Holdings Ltd.,
              9.125% 11/15/06.....................     2,178
   2,100    Sprint Capital Corporation,
              6.875% 11/15/28.....................     1,813
   2,100    Vodafone AirTouch plc,
              7.750% 02/15/10(-)..................     2,137
                                                    --------
                                                       8,611
                                                    --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $143,908).....................   138,053
                                                    --------
            FOREIGN BONDS AND NOTES -- 3.4%
   2,200    AT&T Canada Inc., Sr. Notes,
              7.650% 09/15/06.....................     2,223
     375    Banco Latinoamericano,
              7.200% 05/28/02(-)..................       369
   2,105    Corp Andina De Fomento,
              8.875% 06/01/05.....................     2,196
 720,000    Hellenic Republic,
              6.000% 05/19/10(a)..................     1,869
   2,200    Tyco International Group SA,
              6.875% 01/15/29.....................     1,915
                                                    --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $8,515).......................     8,572
                                                    --------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 26.3%
            COMMERCIAL MORTGAGE-BACKED SECURITIES
               -- 15.0%
$  4,355    Commercial Mortgage Asset Trust,
              Series 1999-C1, Class A3,
              6.640% 09/17/10.....................  $  4,198
   3,430    DLJ Commercial Mortgage Corporation,
              Series 1999-CG2, Class A1B,
              7.300% 06/10/09.....................     3,458
   4,295    DLJ Commercial Mortgage Corporation,
              Series 1999-CG3, Class A1B,
              7.340% 09/10/09.....................     4,309
   4,350    First Union National Bank Commercial
              Mortgage, Series 1999-C4, Class A2,
              7.390% 11/15/09.....................     4,414
   3,340    First Union-Chase Commercial Mortgage,
              Series 1999-C2, Class A2,
              6.645% 04/15/09.....................     3,252
   3,350    Heller Financial Commercial Mortgage
              Asset Corporation, Series 2000-PH1,
              Class A2,
              7.750% 11/15/09.....................     3,467
   3,000    PNC Mortgage Acceptance Corporation,
              Series 1999-CM1, Class A1B,
              7.330% 10/10/09.....................     3,027
   3,470    PNC Mortgage Acceptance Corporation,
              Series 2000-C1, Class A2,
              7.610% 02/15/10.....................     3,560
   4,355    Prudential Securities Secured
              Financing Corporation, Series
              1999-C2, Class A2,
              7.193% 04/15/09.....................     4,362
   3,340    Salomon Brothers Mortgage Securities,
              Series 2000-C1, Class A2,
              7.520% 12/18/09.....................     3,404
                                                    --------
                                                      37,451
                                                    --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 11.3%
   1,600    5.500% 05/15/02.......................     1,575
  10,400    7.375% 05/15/03.......................    10,606
   2,000    5.750% 07/15/03.......................     1,961
   5,600    6.250% 07/15/04.......................     5,539
   8,550    6.625% 09/15/09.......................     8,448
                                                    --------
                                                      28,129
                                                    --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $64,139)......................    65,580
                                                    --------
            U.S. TREASURY OBLIGATIONS -- 9.8%
            U.S. TREASURY BILLS -- 1.0%
   2,500    Discount note 10/13/00................     2,494
                                                    --------
            U.S. TREASURY NOTES -- 1.6%
   4,100    5.500% 08/31/01.......................     4,071
                                                    --------
            U.S. TREASURY STRIPS -- 7.2%
  13,900    Interest only 08/15/09................     8,202
   2,475    Principal only 05/15/20...............       754
   1,800    Principal only 02/15/21...............       525
  17,500    Principal only 11/15/21...............     4,884
  16,750    Principal only 02/15/27...............     3,515
                                                    --------
                                                      17,880
                                                    --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $24,227)......................    24,445
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            SHORT TERM INVESTMENTS -- 2.0%
            COMMERCIAL PAPER -- 2.0%
$  2,500    Houston Industries,
              Discount note 10/12/00..............  $  2,495
   2,500    Safeco Credit Company,
              Discount note 10/24/00..............     2,489
                                                    --------
            TOTAL SHORT TERM INVESTMENTS
              (Cost $4,984).......................     4,984
                                                    --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 2.6%
              (Cost $6,523)
   6,523    Nations Cash Reserves#...............      6,523
                                                    --------
            TOTAL INVESTMENTS
              (Cost $252,296*)............   99.4%   248,157
                                                    --------
            OTHER ASSETS AND LIABILITIES
              (NET).......................    0.6%
            Cash.................................   $      1
            Receivable for investment securities
              sold...............................      6,704
            Receivable for Fund shares sold......         85
            Interest receivable..................      3,680
            Variation margin/due to broker.......         (3)
            Collateral on securities loaned......     (2,033)
            Payable for Fund shares redeemed.....       (452)
            Investment advisory fee payable......        (81)
            Administration fee payable...........        (45)
            Shareholder servicing and
              distribution fees payable..........        (49)
            Distributions payable................     (1,351)
            Payable for investment securities
              purchased..........................     (4,931)
            Accrued Trustees'/Directors' fees and
              expenses...........................        (32)
            Accrued expenses and other
              liabilities........................       (119)
                                                    --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..............................      1,374
                                                    --------
            NET ASSETS....................  100.0%  $249,531
                                                    ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $     21
            Accumulated net realized loss on
              investments sold, futures
              contracts, foreign currencies and
              net other assets...................    (20,431)
            Net unrealized depreciation of
              investments, futures contracts,
              foreign currencies and net other
              assets.............................     (4,146)
            Paid-in capital......................    274,087
                                                    --------
            NET ASSETS...........................   $249,531
                                                    ========

                                                     VALUE
------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($169,264,567/17,755,713 shares
              outstanding).......................      $9.53
                                                       =====

            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($28,293,399/2,970,817
              shares outstanding)................      $9.52
                                                       =====
            Maximum sales charge.................      4.75%
            Maximum offering price per share.....     $10.00
            INVESTOR B SHARES:
            Net asset value and offering price
              per share(+) ($50,627,458/5,311,942
              shares outstanding)................      $9.53
                                                       =====

            INVESTOR C SHARES:
            Net asset value and offering price
              per share(+) ($1,345,194/141,264
              shares outstanding)................      $9.52
                                                       =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $4,139 on investment securities was comprised of gross appreciation of $2,776 and gross depreciation of $6,915 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $252,296.

##  All or a portion of security segregated as collateral for futures contracts.

(-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(a) Principal amount denominated in Greek Drachma.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $2,033.

ABBREVIATIONS:

    MTN -- Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations High Yield Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
                                                     (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 100.1%
          Investment in Nations Master Investment
            Trust, High Yield Bond Master
            Portfolio*...........................   $25,290
                                                    -------
          TOTAL INVESTMENTS...............  100.1%   25,290
                                                    -------
          OTHER ASSETS AND LIABILITIES
            (NET).........................   (0.1)%
          Receivable from administrator..........   $     9
          Shareholder servicing and distribution
            fees payable.........................        (9)
          Accrued Trustees'/Directors' fees and
            expenses.............................        (7)
          Accrued expenses and other
            liabilities..........................       (25)
                                                    -------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)................................       (32)
                                                    -------
          NET ASSETS......................  100.0%  $25,258
                                                    =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income....   $    52
          Accumulated net realized loss on
            investment...........................       (98)
          Net unrealized depreciation of
            investment...........................      (470)
          Paid-in capital........................    25,774
                                                    -------
          NET ASSETS.............................   $25,258
                                                    =======

                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($12,063,894/1,237,669 shares
            outstanding).........................     $9.75
                                                      =====

          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($1,278,552/131,631
            shares outstanding)..................     $9.71
                                                      =====
          Maximum sales charge...................     4.75%
          Maximum offering price per share.......    $10.20

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($11,413,082/1,176,727
            shares outstanding)..................     $9.70
                                                      =====

          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($502,821/51,908 shares
            outstanding).........................     $9.69
                                                      =====

---------------

 * The financial statements of the High Yield Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the High Yield Bond Fund's financial statements.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2000

                                                                                    SHORT-
                                                      SHORT-TERM                 INTERMEDIATE                 GOVERNMENT
                                                        INCOME                    GOVERNMENT                  SECURITIES
                                                  ------------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest......................................    $            13,142         $            17,897         $             7,718
Interest allocated from Portfolio+............                     --                          --                          --
Dividends allocated from Portfolio (Net of
  foreign withholding taxes of $0, $0, $0, $0,
  $0, $0, $0 and $1, respectively)+...........                     --                          --                          --
Securities lending income.....................                     --                          25                           7
Expenses allocated from Portfolio+............                     --                          --                          --
                                                  -------------------         -------------------         -------------------
    Total investment income...................                 13,142                      17,922                       7,725
                                                  -------------------         -------------------         -------------------
EXPENSES:
Investment advisory fee.......................                    597                         837                         529
Administration fee............................                    438                         614                         235
Transfer agent fees...........................                     68                          93                          32
Custodian fees................................                     18                          20                          17
Legal and audit fees..........................                     37                          38                          35
Registration and filing fees..................                     18                          23                          27
Trustees'/Directors' fees and expenses........                      9                           9                           9
Printing expense..............................                     16                          19                          23
Other.........................................                      8                           8                          13
                                                  -------------------         -------------------         -------------------
    Subtotal..................................                  1,209                       1,661                         920
Shareholder servicing and distribution fees:
  Primary B Shares............................                     --                           1                          --
  Investor A Shares...........................                     12                          53                          69
  Investor B Shares...........................                     14                          38                         129
  Investor C Shares...........................                      4                           3                           1
  Seafirst Shares**...........................                     --                          --                          --
                                                  -------------------         -------------------         -------------------
    Total expenses............................                  1,239                       1,756                       1,119
Fees waived by investment advisor,
  administrator and/or distributor............                   (199)                         (7)                       (102)
Fees reduced by credits allowed by the
  custodian...................................                    --*                         --*                          (3)
                                                  -------------------         -------------------         -------------------
    Net expenses..............................                  1,040                       1,749                       1,014
                                                  -------------------         -------------------         -------------------
NET INVESTMENT INCOME/(LOSS)..................                 12,102                      16,173                       6,711
                                                  -------------------         -------------------         -------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.......................                 (1,154)                       (534)                       (689)
  Security transactions allocated from
    Portfolio+................................                     --                          --                          --
  Futures contracts...........................                     --                         704                          --
  Foreign currencies..........................                     --                          --                          --
                                                  -------------------         -------------------         -------------------
Net realized gain/(loss) on investments.......                 (1,154)                        170                        (689)
                                                  -------------------         -------------------         -------------------
Change in unrealized
  appreciation/(depreciation) of:
  Securities (Note 10)........................                  3,598                       8,088                       2,959
  Securities allocated from Portfolio (Note
    10)+......................................                     --                          --                          --
  Futures contracts...........................                     --                         179                          --
  Foreign currency and net other assets
    allocated from Portfolio+.................                     --                          --                          --
  Foreign currency and net other assets.......                     --                          --                          --
                                                  -------------------         -------------------         -------------------
Net change in unrealized
  appreciation/(depreciation) of
  investments.................................                  3,598                       8,267                       2,959
                                                  -------------------         -------------------         -------------------
Net realized and unrealized gain/(loss) on
  investments.................................                  2,444                       8,437                       2,270
                                                  -------------------         -------------------         -------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................    $            14,546         $            24,610         $             8,981
                                                  ===================         ===================         ===================

---------------

 * Amount represents less than $500.

** Seafirst Shares converted into Investor A Shares on June 23, 2000.

 + Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master
   Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)

    U.S. GOVERNMENT          INTERMEDIATE                                  STRATEGIC            HIGH YIELD
         BOND                    BOND                  BOND                 INCOME                 BOND
---------------------------------------------------------------------------------------------------------------


    $             2,387   $                --   $            77,074   $             8,835   $                --
                     --                 3,287                    --                    --                 1,057


                     --                    --                    --                    --                    31
                      5                    --                    33                     3                    --
                     --                  (232)                   --                    --                  (105)
    -------------------   -------------------   -------------------   -------------------   -------------------
                  2,392                 3,055                77,107                 8,838                   983
    -------------------   -------------------   -------------------   -------------------   -------------------

                    188                    --                 4,261                   568                    --
                     83                    79                 2,343                   250                    16
                     13                    15                   309                    35                     1
                      4                    --                    61                    16                    --
                     34                    24                    45                    35                    35
                     26                    39                    51                    21                    24
                      8                     9                     8                     9                     8
                     17                    23                    36                    23                    12
                      3                    --*                   35                     3                     5
    -------------------   -------------------   -------------------   -------------------   -------------------
                    376                   189                 7,149                   960                   101

                     --                    --                    --                    --                    --
                      4                    70                    29                    36                     1
                     42                     2                    27                   262                    35
                      5                    --*                    5                     6                     1
                     --                    15                    --                    --                    --
    -------------------   -------------------   -------------------   -------------------   -------------------
                    427                   276                 7,210                 1,264                   138

                    (38)                  (63)                   --                  (131)                 (122)

                     --*                   --                    (6)                   (9)                   --
    -------------------   -------------------   -------------------   -------------------   -------------------
                    389                   213                 7,204                 1,124                    16
    -------------------   -------------------   -------------------   -------------------   -------------------
                  2,003                 2,842                69,903                 7,714                   967
    -------------------   -------------------   -------------------   -------------------   -------------------



                   (889)                   --                (5,073)               (1,981)                   --

                     --                (1,014)                   --                    --                  (135)
                     --                    --                  (840)                 (198)                   --
                     --                    --                    --                    28                     1
    -------------------   -------------------   -------------------   -------------------   -------------------
                   (889)               (1,014)               (5,913)               (2,151)                 (134)
    -------------------   -------------------   -------------------   -------------------   -------------------


                  2,142                    --                35,499                 3,115                    --

                     --                 2,057                    --                    --                  (300)
                     --                    --                  (241)                  140                    --

                     --                    --                    --                    --                    --
                     --                    --                    --                   (35)                   --
    -------------------   -------------------   -------------------   -------------------   -------------------


                  2,142                 2,057                35,258                 3,220                  (300)
    -------------------   -------------------   -------------------   -------------------   -------------------

                  1,253                 1,043                29,345                 1,069                  (434)
    -------------------   -------------------   -------------------   -------------------   -------------------

    $             3,256   $             3,885   $            99,248   $             8,783   $               533
    ===================   ===================   ===================   ===================   ===================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SHORT-TERM INCOME
                                                                   ------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED
                                                                      9/30/00              YEAR ENDED
                                                                    (UNAUDITED)             3/31/00
                                                                   ------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................       $       12,102        $       24,537
Net realized gain/(loss) on investments.....................               (1,154)               (4,546)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................                3,598                (7,482)
                                                                   --------------        --------------
Net increase/(decrease) in net assets resulting from
  operations................................................               14,546                12,509
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              (11,722)              (23,484)
  Primary B Shares..........................................                   --                    --
  Investor A Shares.........................................                 (290)                 (793)
  Investor B Shares.........................................                  (72)                 (201)
  Investor C Shares.........................................                  (18)                  (57)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................                   --                    --
  Primary B Shares..........................................                   --                    --
  Investor A Shares.........................................                   --                    --
  Investor B Shares.........................................                   --                    --
  Investor C Shares.........................................                   --                    --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................              (41,641)                6,690
                                                                   --------------        --------------
Net increase/(decrease) in net assets.......................              (39,197)               (5,336)
NET ASSETS:
Beginning of period.........................................              414,352               419,688
                                                                   --------------        --------------
End of period...............................................       $      375,155        $      414,352
                                                                   ==============        ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........       $           --        $           --
                                                                   ==============        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

    SHORT-INTERMEDIATE GOVERNMENT                 GOVERNMENT SECURITIES                    U.S. GOVERNMENT BOND
--------------------------------------      ----------------------------------      ----------------------------------
      SIX MONTHS                              SIX MONTHS                              SIX MONTHS
        ENDED                                   ENDED                                   ENDED
       9/30/00            YEAR ENDED           9/30/00            YEAR ENDED           9/30/00            YEAR ENDED
     (UNAUDITED)           3/31/00           (UNAUDITED)           3/31/00           (UNAUDITED)           3/31/00
----------------------------------------------------------------------------------------------------------------------
    $       16,173      $       33,163      $        6,711      $       12,326      $        2,003      $        4,936
               170             (13,788)               (689)            (11,283)               (889)             (5,280)
             8,267              (9,956)              2,959                 527               2,142                (890)
    --------------      --------------      --------------      --------------      --------------      --------------
            24,610               9,419               8,981               1,570               3,256              (1,234)

           (14,773)            (29,896)             (4,262)             (7,131)             (1,709)             (4,431)
                (5)                (12)                 --                  --                  --                  --
            (1,191)             (2,765)             (1,733)             (3,587)                (88)               (125)
              (188)               (445)               (709)             (1,586)               (186)               (329)
               (16)                (45)                 (7)                (21)                (20)                (50)

                --                  --                  --                  --                  --                 (92)
                --                  --                  --                  --                  --                  --
                --                  --                  --                  --                  --                  (3)
                --                  --                  --                  --                  --                 (10)
                --                  --                  --                  --                  --                  (1)
             4,010             (69,201)             34,656              35,118             (12,339)            (34,407)
    --------------      --------------      --------------      --------------      --------------      --------------
            12,447             (92,945)             36,926              24,363             (11,086)            (40,682)


           551,994             644,939             193,510             169,147              78,691             119,373
    --------------      --------------      --------------      --------------      --------------      --------------
    $      564,441      $      551,994      $      230,436      $      193,510      $       67,605      $       78,691
    ==============      ==============      ==============      ==============      ==============      ==============

    $           --      $           --      $         (393)     $         (393)     $           20      $           20
    ==============      ==============      ==============      ==============      ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                     INTERMEDIATE BOND
                                                                  -------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED
                                                                     9/30/00            PERIOD ENDED        PERIOD ENDED
                                                                   (UNAUDITED)            3/31/00            5/14/99(a)
                                                                  -------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................      $        2,842       $        4,547      $          983
Net realized gain/(loss) on investments.....................                  --                   --                  --
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................              (1,014)              (1,524)               (101)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................                  --                   --                  --
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................               2,057               (1,680)               (230)
                                                                  --------------       --------------      --------------
Net increase/(decrease) in net assets resulting from
  operations................................................               3,885                1,343                 652
Distributions to shareholders from net investment income:
  Primary A Shares..........................................                (738)                (700)                 --
  Primary B Shares..........................................                  --                   --                  --
  Investor A Shares.........................................              (1,758)              (2,558)               (541)
  Investor B Shares.........................................                 (11)                  (6)                 --
  Investor C Shares.........................................                  (1)                  (4)                 (4)
  Seafirst Shares**.........................................                (317)              (1,365)               (256)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................                  --                   --                  --
  Primary B Shares..........................................                  --                   --                  --
  Investor A Shares.........................................                  --                   --                  --
  Investor B Shares.........................................                  --                   --                  --
  Investor C Shares.........................................                  --                   --                  --
  Seafirst Shares**.........................................                  --                   --                  --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................               4,310                 (509)             (2,880)
                                                                  --------------       --------------      --------------
Net increase/(decrease) in net assets.......................               5,370               (3,799)             (3,029)
NET ASSETS:
Beginning of period.........................................              90,520               94,319              97,348
                                                                  --------------       --------------      --------------
End of period...............................................      $       95,890       $       90,520      $       94,319
                                                                  ==============       ==============      ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........      $           29       $           12      $           96
                                                                  ==============       ==============      ==============

---------------
 *  Amount represents less than $500.
 ** Seafirst Shares converted into Investor A Shares on June 23, 2000.
 + Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio, respectively.
(a) Represents financial information for the Pacific Horizon Intermediate Bond Fund, which was reorganized into Intermediate Bond on May 21, 1999.
(b) High Yield Bond commenced operations on February 14, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                 BOND                                STRATEGIC INCOME                        HIGH YIELD BOND
    ----------------------------------      ----------------------------------      ----------------------------------
      SIX MONTHS                              SIX MONTHS                              SIX MONTHS
        ENDED                                   ENDED                                   ENDED
       9/30/00            YEAR ENDED           9/30/00            YEAR ENDED           9/30/00           PERIOD ENDED
     (UNAUDITED)           3/31/00           (UNAUDITED)           3/31/00           (UNAUDITED)          3/31/00(B)
----------------------------------------------------------------------------------------------------------------------
    $       69,903      $      111,173      $        7,714      $       16,362      $          967      $          103
            (5,913)            (24,706)             (2,151)            (17,366)                 --                  --
                --                  --                  --                  --                (134)                 36

            35,258             (69,258)              3,220              (2,470)                 --                  --
                --                  --                  --                  --                (300)               (170)
    --------------      --------------      --------------      --------------      --------------      --------------
            99,248              17,209               8,783              (3,474)                533                 (31)

           (68,982)           (109,131)             (5,089)            (10,301)               (511)                (82)
                --                  --                  --                  --                  --                  --
              (744)             (1,671)               (991)             (2,161)                (43)                 (2)
              (152)               (319)             (1,597)             (3,811)               (350)                (18)
               (25)                (53)                (37)                (88)                (11)                 (1)
                --                  --                  --                  --                  --                  --

                --             (10,090)                 --                 (14)                 --                  --
                --                  --                  --                  --                  --                  --
                --                (170)                 --                  (3)                 --                  --
                --                 (33)                 --                  (7)                 --                  --
                --                  (6)                 --                  --*                 --                  --
                --                  --                  --                  --                  --                  --
           523,384              91,317              41,986            (173,681)             12,390              13,284
    --------------      --------------      --------------      --------------      --------------      --------------
           552,729             (12,947)             43,055            (193,540)             12,008              13,150

         1,823,904           1,836,851             206,476             400,016              13,250                 100
    --------------      --------------      --------------      --------------      --------------      --------------
    $    2,376,633      $    1,823,904      $      249,531      $      206,476      $       25,258      $       13,250
    ==============      ==============      ==============      ==============      ==============      ==============

    $           --      $           --      $           21      $           21      $           52      $           --
    ==============      ==============      ==============      ==============      ==============      ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                           SHORT-TERM INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2000
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,394    $ 41,734       13,140    $ 126,328
  Issued as reinvestment of dividends.......................      81         771          159        1,528
  Redeemed..................................................  (8,351)    (79,444)     (12,003)    (115,242)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (3,876)   $(36,939)       1,296    $  12,614
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     401    $  3,813        2,074    $  19,902
  Issued as reinvestment of dividends.......................      24         224           56          537
  Redeemed..................................................    (861)     (8,190)      (2,384)     (22,843)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (436)   $ (4,153)        (254)   $  (2,404)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      --    $     --            1    $      12
  Issued as reinvestment of dividends.......................       6          62           16          156
  Redeemed..................................................     (28)       (270)        (306)      (2,965)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (22)   $   (208)        (289)   $  (2,797)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      10    $     96           29    $     279
  Issued as reinvestment of dividends.......................       2          19            4           36
  Redeemed..................................................     (47)       (456)        (107)      (1,038)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (35)   $   (341)         (74)   $    (723)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (4,369)   $(41,641)         679    $   6,690
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      SHORT-INTERMEDIATE GOVERNMENT
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2000
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   14,071    $ 55,708       52,376    $ 208,315
  Issued in exchange for assets of:
    Boatmen's Trust Company Intermediate Government Fund
      (Note 10).............................................    5,337      21,135           --           --
    Bank IV Kansas U.S. Treasury Fund (Note 10).............    4,829      19,124           --           --
  Issued as reinvestment of dividends.......................       19          77          112          451
  Redeemed..................................................  (21,553)    (85,323)     (70,117)    (279,179)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................    2,703    $ 10,721      (17,629)   $ (70,413)
                                                              =======    ========      =======    =========
PRIMARY B SHARES:
  Sold......................................................       --    $     --           --*   $       1
  Issued as reinvestment of dividends.......................        1           5            3           11
  Redeemed..................................................      (19)        (76)         (19)         (76)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................      (18)   $    (71)         (16)   $     (64)
                                                              =======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      722    $  2,862       17,793    $  71,487
  Issued in exchange for A Shares of Pacific Horizon
    Short-Term Government Fund (Note 10)....................       --          --        4,739       19,247
  Issued as reinvestment of dividends.......................      183         720          374        1,494
  Redeemed..................................................   (2,138)     (8,445)     (22,335)     (89,655)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................   (1,233)   $ (4,863)         571    $   2,573
                                                              =======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      138    $    544          457    $   1,853
  Issued as reinvestment of dividends.......................       33         128           70          277
  Redeemed..................................................     (554)     (2,190)        (737)      (2,951)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................     (383)   $ (1,518)        (210)   $    (821)
                                                              =======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      121    $    477           26    $     101
  Issued as reinvestment of dividends.......................        3          14            9           37
  Redeemed..................................................     (189)       (750)        (158)        (614)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................      (65)   $   (259)        (123)   $    (476)
                                                              =======    ========      =======    =========
  Total net increase/(decrease).............................    1,004    $  4,010      (17,407)   $ (69,201)
                                                              =======    ========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        GOVERNMENT SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,381    $ 22,397       4,340    $ 42,982
  Issued in exchange for assets of Boatmen's Trust Company
    Taxable Bond Fund (Note 10).............................   4,855      45,638          --          --
  Issued as reinvestment of dividends.......................      17         155          38         365
  Redeemed..................................................  (2,815)    (26,459)     (4,910)    (48,145)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   4,438    $ 41,731        (532)   $ (4,798)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,802    $ 26,246       1,552    $ 15,073
  Issued in exchange for A Shares of Pacific Horizon U.S.
    Government Fund (Note 10)...............................      --          --       6,013      58,531
  Issued as reinvestment of dividends.......................     127       1,184         242       2,281
  Redeemed..................................................  (3,440)    (32,233)     (3,615)    (34,510)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (511)   $ (4,803)      4,192    $ 41,375
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     126    $  1,184         953    $  9,561
  Issued as reinvestment of dividends.......................      54         510         106       1,005
  Redeemed..................................................    (426)     (3,991)     (1,234)    (12,084)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (246)   $ (2,297)       (175)   $ (1,518)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       7    $     64          32    $    305
  Issued in exchange for K Shares of Pacific Horizon U.S.
    Government Fund (Note 10)...............................      --          --         152       1,478
  Issued as reinvestment of dividends.......................      --*          3           2          20
  Redeemed..................................................      (4)        (42)       (182)     (1,744)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       3    $     25           4    $     59
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   3,684    $ 34,656       3,489    $ 35,118
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         U.S. GOVERNMENT BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     382    $  3,645         990    $ 10,405
  Issued as reinvestment of dividends.......................       6          52          16         154
  Redeemed..................................................  (1,766)    (16,876)     (4,701)    (46,244)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,378)   $(13,179)     (3,695)   $(35,685)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   3,395    $ 32,432         198    $  1,985
  Issued as reinvestment of dividends.......................       6          55           9          86
  Redeemed..................................................  (3,357)    (32,072)       (212)     (2,071)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      44    $    415          (5)   $     --
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     202    $  1,925         527    $  5,190
  Issued as reinvestment of dividends.......................      16         153          29         276
  Redeemed..................................................    (132)     (1,261)       (422)     (4,112)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      86    $    817         134    $  1,354
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       4    $     40          28    $    287
  Issued as reinvestment of dividends.......................       1          15           3          28
  Redeemed..................................................     (46)       (447)        (40)       (391)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (41)   $   (392)         (9)   $    (76)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,289)   $(12,339)     (3,575)   $(34,407)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            INTERMEDIATE BOND
                                                       SIX MONTHS ENDED
                                                      SEPTEMBER 30, 2000       PERIOD ENDED         PERIOD ENDED
                                                         (UNAUDITED)          MARCH 31, 2000       MAY 14, 1999(a)
                                                      ------------------    ------------------    -----------------
                                                      SHARES    DOLLARS     SHARES    DOLLARS     SHARES    DOLLARS
                                                      -------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold..............................................   1,468    $ 13,448     3,748    $ 34,819       --     $    --
  Issued as reinvestment of dividends...............       3          28         7          63       --          --
  Redeemed..........................................    (391)     (3,580)   (1,743)    (15,997)      --          --
                                                      ------    --------    ------    --------     ----     -------
  Net increase/(decrease)...........................   1,080    $  9,896     2,012    $ 18,885       --     $    --
                                                      ======    ========    ======    ========     ====     =======
INVESTOR A SHARES:
  Sold..............................................   3,812    $ 34,775     1,171    $ 10,870      229     $ 2,187
  Issued as reinvestment of dividends...............      72         658        47         434       14         135
  Redeemed..........................................  (1,604)    (14,685)   (2,743)    (25,727)    (437)     (4,195)
                                                      ------    --------    ------    --------     ----     -------
  Net increase/(decrease)...........................   2,280    $ 20,748    (1,525)   $(14,423)    (194)    $(1,873)
                                                      ======    ========    ======    ========     ====     =======
INVESTOR B SHARES:+
  Sold..............................................      26    $    237        27    $    259       --     $    --
  Issued as reinvestment of dividends...............       1           8         1           5       --          --
  Redeemed..........................................      (2)        (20)       --*         (3)      --          --
                                                      ------    --------    ------    --------     ----     -------
  Net increase/(decrease)...........................      25    $    225        28    $    261       --     $    --
                                                      ======    ========    ======    ========     ====     =======
INVESTOR C SHARES:
  Sold..............................................       6    $     60         3    $     25        5     $    44
  Issued as reinvestment of dividends...............      --*         --*       --*          4       --           4
  Redeemed..........................................      (2)        (15)      (50)       (476)      (8)        (72)
                                                      ------    --------    ------    --------     ----     -------
  Net increase/(decrease)...........................       4    $     45       (47)   $   (447)      (3)    $   (24)
                                                      ======    ========    ======    ========     ====     =======
SEAFIRST SHARES:**
  Sold..............................................      --*   $     12       124    $  1,303       61     $   666
  Issued as reinvestment of dividends...............      30         317       130       1,365       24         256
  Redeemed..........................................  (2,592)    (26,933)     (710)     (7,453)    (175)     (1,905)
                                                      ------    --------    ------    --------     ----     -------
  Net increase/(decrease)...........................  (2,562)   $(26,604)     (456)   $ (4,785)     (90)    $  (983)
                                                      ======    ========    ======    ========     ====     =======
  Total net increase/(decrease).....................     827    $  4,310        12    $   (509)    (287)    $(2,880)
                                                      ======    ========    ======    ========     ====     =======

---------------

  * Amount represents less than 500 shares and/or $500, as applicable.

 ** Seafirst Shares converted into Investor A Shares on June 23, 2000.

  + Intermediate Bond Investor B Shares commenced operations on October 20,
    1999.

(a) Represents financial information for the Pacific Horizon Intermediate Bond Fund, which was reorganized into Intermediate Bond on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2000
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   40,150    $ 375,723       67,780    $ 643,654
  Issued in exchange for assets of:
    Boatmen's Trust Company Intermediate Taxable Bond Fund
      (Note 10).............................................   12,412      116,422           --           --
    Bank IV Kansas Intermediate Bond Fund (Note 10).........    8,123       76,191           --           --
    BCA High Grade Income Bond Fund (Note 10)...............   23,402      219,513           --           --
  Issued as reinvestment of dividends.......................      330        3,091          730        7,023
  Redeemed..................................................  (28,692)    (268,358)     (58,122)    (552,784)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   55,725    $ 522,582       10,388    $  97,893
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      862    $   8,078        1,151    $  10,936
  Issued as reinvestment of dividends.......................       58          544          141        1,347
  Redeemed..................................................     (816)      (7,653)      (2,027)     (19,273)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      104    $     969         (735)   $  (6,990)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       61    $     573          271    $   2,609
  Issued as reinvestment of dividends.......................       14          135           31          294
  Redeemed..................................................      (92)        (860)        (248)      (2,350)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (17)   $    (152)          54    $     553
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       13    $     115           34    $     331
  Issued as reinvestment of dividends.......................        2           22            5           43
  Redeemed..................................................      (16)        (152)         (54)        (513)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       (1)   $     (15)         (15)   $    (139)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   55,811    $ 523,384        9,692    $  91,317
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            STRATEGIC INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2000
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   9,000    $ 84,568        5,741    $  56,944
  Issued as reinvestment of dividends.......................      92         870          258        2,637
  Redeemed..................................................  (3,772)    (35,736)     (24,391)    (247,365)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   5,320    $ 49,702      (18,392)   $(187,784)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      97    $    912          466    $   4,560
  Issued in exchange for A Shares of Pacific Horizon
    Flexible Income Fund (Note 10)..........................      --          --        3,474       35,581
  Issued as reinvestment of dividends.......................      52         493          109        1,073
  Redeemed..................................................    (421)     (3,964)      (2,062)     (20,503)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (272)   $ (2,559)       1,987    $  20,711
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     241    $  2,261        1,441    $  14,303
  Issued as reinvestment of dividends.......................     115       1,084          237        2,332
  Redeemed..................................................    (918)     (8,641)      (2,364)     (23,108)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (562)   $ (5,296)        (686)   $  (6,473)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      21    $    195           83    $     823
  Issued in exchange for K Shares of Pacific Horizon
    Flexible Income Fund (Note 10)..........................      --          --           54          555
  Issued as reinvestment of dividends.......................       4          34            7           72
  Redeemed..................................................     (10)        (90)        (161)      (1,585)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      15    $    139          (17)   $    (135)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   4,501    $ 41,986      (17,108)   $(173,681)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           HIGH YIELD BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000         PERIOD ENDED
                                                                  (UNAUDITED)           MARCH 31, 2000
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   1,111     $10,988       1,131     $11,306
  Issued as reinvestment of dividends.......................      22         217           8          79
  Redeemed..................................................    (844)     (8,351)       (201)     (2,000)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................     289     $ 2,854         938     $ 9,385
                                                               =====     =======       =====     =======
INVESTOR A SHARES:+
  Sold......................................................      93     $   918          41     $   403
  Issued as reinvestment of dividends.......................       2          19          --*          1
  Redeemed..................................................      (1)        (11)         (3)        (29)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................      94     $   926          38     $   375
                                                               =====     =======       =====     =======
INVESTOR B SHARES:+
  Sold......................................................     880     $ 8,653         355     $ 3,543
  Issued as reinvestment of dividends.......................      22         214           1          12
  Redeemed..................................................     (72)       (708)         (9)        (92)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................     830     $ 8,159         347     $ 3,463
                                                               =====     =======       =====     =======
INVESTOR C SHARES:++
  Sold......................................................      48     $   473           6     $    61
  Issued as reinvestment of dividends.......................       1           6          --          --
  Redeemed..................................................      (3)        (28)         --          --
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................      46     $   451           6     $    61
                                                               =====     =======       =====     =======
  Total net increase/(decrease).............................   1,259     $12,390       1,329     $13,284
                                                               =====     =======       =====     =======

---------------

 * Amount represents less than 500 shares and/or $500, as applicable.

 + High Yield Bond Investor A, Investor B and Primary A Shares commenced operations on February 14, 2000.

++ High Yield Bond Investor C Shares commenced operations on March 7, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                                    NET ASSET                     NET REALIZED      NET INCREASE/      DIVIDENDS
                                                     VALUE          NET           AND UNREALIZED    (DECREASE) IN      FROM NET
                                                    BEGINNING    INVESTMENT       GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)    INVESTMENTS       FROM OPERATIONS     INCOME
                                                        ---------------------------------------------------------------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/2000 (unaudited)..........      $9.51          $0.29            $ 0.06             $0.35           $(0.29)
Year ended 3/31/2000............................       9.79           0.56             (0.28)             0.28            (0.56)
Year ended 3/31/1999............................       9.77           0.56              0.02              0.58            (0.56)
Year ended 3/31/1998............................       9.68           0.56              0.09              0.65            (0.56)
Year ended 3/31/1997#...........................       9.76           0.58             (0.08)             0.50            (0.58)
Period ended 3/31/1996*#........................       9.84           0.20             (0.08)             0.12            (0.20)
Year ended 11/30/1995#..........................       9.48           0.61              0.36              0.97            (0.61)
INVESTOR A SHARES
Six months ended 9/30/2000 (unaudited)..........      $9.51          $0.28            $ 0.06             $0.34           $(0.28)
Year ended 3/31/2000............................       9.79           0.54             (0.28)             0.26            (0.54)
Year ended 3/31/1999............................       9.77           0.54              0.02              0.56            (0.54)
Year ended 3/31/1998............................       9.68           0.54              0.09              0.63            (0.54)
Year ended 3/31/1997#...........................       9.76           0.56             (0.08)             0.48            (0.56)
Period ended 3/31/1996*#........................       9.84           0.19             (0.08)             0.11            (0.19)
Year ended 11/30/1995#..........................       9.48           0.59              0.36              0.95            (0.59)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)..........      $9.51          $0.24            $ 0.06             $0.30           $(0.24)
Year ended 3/31/2000............................       9.79           0.51             (0.28)             0.23            (0.51)
Year ended 3/31/1999............................       9.77           0.52              0.02              0.54            (0.52)
Year ended 3/31/1998............................       9.68           0.53              0.09              0.62            (0.53)
Year ended 3/31/1997#...........................       9.76           0.55             (0.08)             0.47            (0.55)
Period ended 3/31/1996*#........................       9.84           0.19             (0.08)             0.11            (0.19)
Year ended 11/30/1995#..........................       9.48           0.57              0.36              0.93            (0.57)
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)..........      $9.51          $0.24            $ 0.06             $0.30           $(0.24)
Year ended 3/31/2000............................       9.79           0.47             (0.28)             0.19            (0.47)
Year ended 3/31/1999............................       9.77           0.52              0.02              0.54            (0.52)
Year ended 3/31/1998............................       9.68           0.53              0.09              0.62            (0.53)
Year ended 3/31/1997#...........................       9.76           0.55             (0.08)             0.47            (0.55)
Period ended 3/31/1996*#........................       9.84           0.19             (0.08)             0.11            (0.19)
Year ended 11/30/1995#..........................       9.48           0.57              0.36              0.93            (0.57)

---------------

+   Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

* Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

# Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                             RATIO OF        RATIO OF                     RATIO OF
                               NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
        VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
    END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------
        $9.57         3.74%     $364,048       0.51%+(a)       6.08%+          19%          0.61%+(a)
         9.51         3.00       398,620       0.50(a)         5.86            62           0.63(a)
         9.79         6.07       397,467       0.50(a)         5.70            64           0.80(a)
         9.77         6.89       331,961       0.56(a)(b)      5.75            66           0.86(a)
         9.68         5.25       181,455       0.55(b)         5.97           172           0.85
         9.76         1.19       179,957       0.55+           6.07+           73           0.88+
         9.84        10.48       169,291       0.56            6.32           224           0.86

        $9.57         3.61%     $  7,734       0.76%+(a)       5.83%+          19%          0.86%+(a)
         9.51         2.76        11,831       0.73(a)         5.63            62           0.88(a)
         9.79         5.85        14,652       0.70(a)         5.50            64           1.05(a)
         9.77         6.67        13,688       0.76(a)(b)      5.55            66           1.06(a)
         9.68         5.04         6,169       0.75(b)         5.77           172           1.05
         9.76         1.13         2,810       0.75+           5.87+           73           1.08+
         9.84        10.29         2,969       0.76            6.12           224           1.06

        $9.57         3.22%     $  2,723       1.51%+(a)       5.08%+          19%          1.61%+(a)
         9.51         2.40         2,914       1.05(a)         5.31            62           1.63(a)
         9.79         5.70         5,825       0.85(a)         5.35            64           1.80(a)
         9.77         6.51         4,602       0.91(a)(b)      5.40            66           1.21(a)
         9.68         4.89         5,536       0.90(b)         5.62           172           1.20
         9.76         1.08         7,339       0.90+           5.72+           73           1.23+
         9.84        10.10         8,873       0.91            5.97           224           1.21

        $9.57         3.23%     $    650       1.51%+(a)       5.08%+          19%          1.61%+(a)
         9.51         1.97           987       1.50(a)         4.86            62           1.63(a)
         9.79         5.64         1,744       1.01(a)         5.19            64           1.80(a)
         9.77         6.51         2,992       0.91(a)(b)      5.40            66           1.21(a)
         9.68         4.89         4,063       0.90(b)         5.62           172           1.20
         9.76         1.07         6,121       0.90+           5.72+           73           1.23+
         9.84        10.08         6,056       0.91            5.97           224           1.21

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                     NET REALIZED      NET INCREASE/      DIVIDENDS
                                                     VALUE          NET           AND UNREALIZED    (DECREASE) IN      FROM NET
                                                    BEGINNING    INVESTMENT       GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)    INVESTMENTS       FROM OPERATIONS     INCOME
                                                    -----------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/2000# (unaudited).........      $3.94          $0.12            $ 0.06             $0.18           $(0.12)
Year ended 3/31/2000............................       4.10           0.22             (0.16)             0.06            (0.22)
Year ended 3/31/1999............................       4.12           0.22             (0.02)             0.20            (0.22)
Year ended 3/31/1998............................       3.99           0.23              0.13              0.36            (0.23)
Year ended 3/31/1997#...........................       4.07           0.23             (0.08)             0.15            (0.23)
Period ended 3/31/1996*#........................       4.14           0.07             (0.07)             0.00            (0.07)###
Year ended 11/30/1995#..........................       3.93           0.24              0.21              0.45            (0.24)###
PRIMARY B SHARES
Six months ended 9/30/2000# (unaudited).........      $3.94          $0.10            $ 0.07             $0.17           $(0.11)
Year ended 3/31/2000............................       4.10           0.21             (0.16)             0.05            (0.21)
Year ended 3/31/1999#...........................       4.12           0.21             (0.02)             0.19            (0.21)
Year ended 3/31/1998............................       3.99           0.21              0.13              0.34            (0.21)
Six months ended 3/31/1997**#...................       4.02           0.16             (0.03)             0.13            (0.16)
INVESTOR A SHARES
Six months ended 9/30/2000# (unaudited).........      $3.94          $0.11            $ 0.06             $0.17           $(0.11)
Year ended 3/31/2000............................       4.10           0.22             (0.16)             0.06            (0.22)
Year ended 3/31/1999............................       4.12           0.21             (0.02)             0.19            (0.21)
Year ended 3/31/1998............................       3.99           0.22              0.13              0.35            (0.22)
Year ended 3/31/1997#...........................       4.07           0.22             (0.08)             0.14            (0.22)
Period ended 3/31/1996*#........................       4.14           0.07             (0.07)             0.00            (0.07)###
Year ended 11/30/1995#..........................       3.93           0.23              0.21              0.44            (0.23)###
INVESTOR B SHARES
Six months ended 9/30/2000# (unaudited).........      $3.94          $0.10            $ 0.06             $0.16           $(0.10)
Year ended 3/31/2000............................       4.10           0.19             (0.16)             0.03            (0.19)
Year ended 3/31/1999............................       4.12           0.19             (0.02)             0.17            (0.19)
Year ended 3/31/1998............................       3.99           0.20              0.13              0.33            (0.20)
Year ended 3/31/1997#...........................       4.07           0.20             (0.08)             0.12            (0.20)
Period ended 3/31/1996*#........................       4.14           0.07             (0.07)             0.00            (0.07)###
Year ended 11/30/1995#..........................       3.93           0.21              0.21              0.42            (0.21)###
INVESTOR C SHARES
Six months ended 9/30/2000# (unaudited).........      $3.93          $0.10            $ 0.07             $0.17           $(0.10)
Year ended 3/31/2000............................       4.09           0.19             (0.16)             0.03            (0.19)
Year ended 3/31/1999............................       4.12           0.19             (0.03)             0.16            (0.19)
Year ended 3/31/1998............................       3.99           0.20              0.13              0.33            (0.20)
Year ended 3/31/1997#...........................       4.07           0.21             (0.08)             0.13            (0.21)
Period ended 3/31/1996*#........................       4.14           0.07             (0.07)             0.00            (0.07)###
Year ended 11/30/1995#..........................       3.93           0.22              0.21              0.43            (0.22)###

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 ** Short-Intermediate Government Primary B Shares commenced operations on June
    28, 1996.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than 0.01%.

### Includes distribution in excess of less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                             RATIO OF        RATIO OF                     RATIO OF
                               NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
        VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
    END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------
        $4.00         4.52%     $515,804       0.59%+(a)       5.81%+          29%          0.59%+(a)
         3.94         1.63       497,392       0.60(a)         5.59           177           0.65(a)
         4.10         4.97       589,092       0.58(a)         5.36           242           0.78(a)
         4.12         9.11       663,833       0.61            5.53           538           0.81
         3.99         3.72       371,118       0.63(a)(b)      5.73           529           0.83(a)
         4.07         0.07       399,915       0.63+           5.32+          189           0.86+
         4.14        11.70       425,200       0.60            5.88           328           0.80

        $4.00         4.26%     $    132       1.09%+(a)       5.31%+          29%          1.19%+(a)
         3.94         1.23           200       0.99(a)         5.20           177           1.25(a)
         4.10         4.61           273       0.93(a)         5.01           242           1.38(a)
         4.12         8.74           261       0.96            5.18           538           1.16
         3.99         3.31        16,980       0.98+(a)(b)     5.38+          529           1.18+(a)

        $4.00         4.41%     $ 41,100       0.81%+(a)       5.56%+          29%          0.84%+(a)
         3.94         1.43        45,341       0.80(a)         5.39           177           0.90(a)
         4.10         4.76        44,793       0.78(a)         5.16           242           1.03(a)
         4.12         8.89        49,478       0.81            5.33           538           1.01
         3.99         3.51        42,468       0.83(a)(b)      5.53           529           1.03(a)
         4.07         0.00##      57,381       0.83+           5.12+          189           1.06+
         4.14        11.48        64,848       0.80            5.68           328           1.00

        $4.00         4.00%     $  6,993       1.59%+(a)       4.81%+          29%          1.59%+(a)
         3.94         0.70         8,400       1.51(a)         4.68           177           1.65(a)
         4.10         4.14         9,591       1.38(a)         4.56           242           1.78(a)
         4.12         8.35         9,815       1.34            4.80           538           1.54
         3.99         3.10        10,788       1.23(a)(b)      5.13           529           1.43(a)
         4.07        (0.13)       13,789       1.23+           4.72+          189           1.46+
         4.14        11.02        14,893       1.20            5.28           328           1.40

        $4.00         4.28%     $    412       1.59%+(a)       4.81%+          29%          1.59%+(a)
         3.93         0.74           661       1.54(a)         4.65           177           1.65(a)
         4.09         4.05         1,190       1.34(a)         4.60           242           1.78(a)
         4.12         8.45         1,808       1.31            4.83           538           1.51
         3.99         3.21         8,334       1.13(a)(b)      5.23           529           1.33(a)
         4.07        (0.10)       11,820       1.13+           4.82+          189           1.36+
         4.14        11.15        13,206       1.10            5.38           328           1.30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                                           DISTRIBUTIONS
                               NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS      IN EXCESS
                                 VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET       OF NET
                               BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT    INVESTMENT
                               OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME        INCOME
                               -----------------------------------------------------------------------------------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $9.38         $0.30           $ 0.10           $ 0.40          $(0.30)           --
Year ended 3/31/2000........      9.86          0.58            (0.48)            0.10           (0.58)           --
Year ended 3/31/1999#.......      9.90          0.58            (0.05)            0.53           (0.57)           --
Year ended 3/31/1998........      9.39          0.55             0.51             1.06           (0.55)           --
Year ended 3/31/1997#.......      9.67          0.60            (0.30)            0.30           (0.58)           --
Period ended 3/31/1996*#....      9.86          0.52            (0.19)            0.33           (0.50)       $(0.02)
Year ended 5/31/1995#.......      9.80          0.64             0.06             0.70           (0.60)           --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $9.37         $0.29           $ 0.10           $ 0.39          $(0.29)           --
Year ended 3/31/2000........      9.86          0.57            (0.50)            0.07           (0.56)           --
Year ended 3/31/1999#.......      9.90          0.56            (0.05)            0.51           (0.55)           --
Year ended 3/31/1998........      9.39          0.52             0.51             1.03           (0.52)           --
Year ended 3/31/1997#.......      9.67          0.58            (0.30)            0.28           (0.56)           --
Period ended 3/31/1996*#....      9.86          0.50            (0.19)            0.31           (0.48)       $(0.02)
Year ended 5/31/1995#.......      9.80          0.61             0.06             0.67           (0.57)           --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $9.38         $0.26           $ 0.10           $ 0.36          $(0.26)           --
Year ended 3/31/2000........      9.86          0.49            (0.48)            0.01           (0.49)           --
Year ended 3/31/1999#.......      9.90          0.49            (0.04)            0.45           (0.49)           --
Year ended 3/31/1998........      9.39          0.47             0.51             0.98           (0.47)           --
Year ended 3/31/1997#.......      9.67          0.54            (0.30)            0.24           (0.52)           --
Period ended 3/31/1996*#....      9.86          0.47            (0.19)            0.28           (0.45)       $(0.02)
Year ended 5/31/1995#.......      9.80          0.58             0.06             0.64           (0.54)           --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $9.34         $0.26           $ 0.10           $ 0.36          $(0.26)           --
Year ended 3/31/2000........      9.86          0.49            (0.52)           (0.03)          (0.49)           --
Year ended 3/31/1999#.......      9.90          0.49            (0.04)            0.45           (0.49)           --
Year ended 3/31/1998........      9.39          0.48             0.51             0.99           (0.48)           --
Year ended 3/31/1997#.......      9.67          0.55            (0.30)            0.25           (0.53)           --
Period ended 3/31/1996*#....      9.86          0.47            (0.19)            0.28           (0.45)       $(0.02)
Year ended 5/31/1995#.......      9.80          0.57             0.06             0.63           (0.53)           --


                              DISTRIBUTIONS
                                  FROM
                                 CAPITAL
                              -------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)...............         --
Year ended 3/31/2000........         --
Year ended 3/31/1999#.......         --
Year ended 3/31/1998........         --
Year ended 3/31/1997#.......     $(0.00)##
Period ended 3/31/1996*#....         --
Year ended 5/31/1995#.......      (0.04)
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)...............         --
Year ended 3/31/2000........         --
Year ended 3/31/1999#.......         --
Year ended 3/31/1998........         --
Year ended 3/31/1997#.......     $(0.00)##
Period ended 3/31/1996*#....         --
Year ended 5/31/1995#.......      (0.04)
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)...............         --
Year ended 3/31/2000........         --
Year ended 3/31/1999#.......         --
Year ended 3/31/1998........         --
Year ended 3/31/1997#.......     $(0.00)##
Period ended 3/31/1996*#....         --
Year ended 5/31/1995#.......      (0.04)
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)...............         --
Year ended 3/31/2000........         --
Year ended 3/31/1999#.......         --
Year ended 3/31/1998........         --
Year ended 3/31/1997#.......     $(0.00)##
Period ended 3/31/1996*#....         --
Year ended 5/31/1995#.......      (0.04)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 # Per share net investment income has been calculated using the monthly average shares method.

##  Amount represents less than $0.01.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.30)          $9.48         4.39%     $151,990       0.76%+(a)       6.45%+         64%           0.86%+(a)
    (0.58)           9.38         1.12       108,798       0.78(b)         6.17           348           0.90
    (0.57)           9.86         5.41       119,659       0.73(a)         5.70           600           0.84(a)
    (0.55)           9.90        11.65        75,796       0.85(a)(b)      5.63           303           0.99(a)
    (0.58)           9.39         3.18        52,606       0.80            6.28           468           0.94
    (0.52)           9.67         3.41        55,962       0.80+           6.36+          199           0.95+
    (0.64)           9.86         7.55        39,909       0.76            6.69           413           0.94


   $(0.29)          $9.47         4.26%     $ 53,238       1.01%+(a)       6.20%+          64%          1.11%+(a)
    (0.56)           9.37         0.80        57,485       1.03(b)         5.92           348           1.15
    (0.55)           9.86         5.16        19,167       0.98(a)         5.45           600           1.09(a)
    (0.52)           9.90        11.37         8,509       1.10(a)(b)      5.38           303           1.24(a)
    (0.56)           9.39         2.92         9,852       1.05            6.03           468           1.19
    (0.50)           9.67         3.20        11,662       1.05+           6.11+          199           1.20+
    (0.61)           9.86         7.29        10,928       1.01            6.44           413           1.19


   $(0.26)          $9.48         3.87%     $ 24,940       1.76%+(a)       5.45%+          64%          1.86%+(a)
    (0.49)           9.38         0.22        26,988       1.72(b)         5.23           348           1.90
    (0.49)           9.86         4.53        30,109       1.58(a)         4.85           600           1.84(a)
    (0.47)           9.90        10.78        32,391       1.63(a)(b)      4.85           303           1.77(a)
    (0.52)           9.39         2.51        38,807       1.45            5.63           468           1.59
    (0.47)           9.67         2.85        50,958       1.45+           5.71+          199           1.60+
    (0.58)           9.86         6.86        56,155       1.41            6.04           413           1.59


   $(0.26)          $9.44         3.89%     $    268       1.76%+(a)       5.45%+          64%          1.86%+(a)
    (0.49)           9.34        (0.22)          238       1.78(b)         5.17           348           1.90
    (0.49)           9.86         4.52           213       1.59(a)         4.84           600           1.84(a)
    (0.48)           9.90        10.84           735       1.58(a)(b)      4.90           303           1.72(a)
    (0.53)           9.39         2.67         1,835       1.30            5.78           468           1.44
    (0.47)           9.67         2.83         2,558       1.48+           5.68+          199           1.63+
    (0.57)           9.86         6.76         2,945       1.51            5.94           413           1.69

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND****
PRIMARY A SHARES*
Six months ended 9/30/2000
  (unaudited)........................    $ 9.51         $0.26           $ 0.17           $ 0.43          $(0.26)           --
Year ended 3/31/2000.................     10.08          0.50            (0.56)           (0.06)          (0.50)       $(0.01)
Year ended 3/31/1999#................     10.37          0.52             0.07             0.59           (0.52)        (0.36)
Period ended 3/31/1998...............     10.19          0.48             0.31             0.79           (0.48)        (0.13)
Period ended 5/16/1997...............     10.53          0.41             0.17             0.58           (0.41)        (0.51)
Year ended 8/31/1996.................     11.20          0.61            (0.22)            0.39           (0.61)        (0.45)
Six months ended 8/31/1995**.........     10.00          0.56             1.20             1.76           (0.56)           --
INVESTOR A SHARES*
Six months ended 9/30/2000
  (unaudited)........................    $ 9.51         $0.25           $ 0.19           $ 0.44          $(0.25)           --
Year ended 3/31/2000.................     10.08          0.47            (0.56)           (0.09)          (0.47)       $(0.01)
Year ended 3/31/1999#................     10.37          0.50             0.07             0.57           (0.50)        (0.36)
Period ended 3/31/1998...............     10.20          0.46             0.30             0.76           (0.46)        (0.13)
Period ended 5/16/1997...............     10.54          0.39             0.17             0.56           (0.39)        (0.51)
Year ended 8/31/1996.................     11.19          0.59            (0.20)            0.39           (0.59)        (0.45)
Year ended 8/31/1995**...............     10.48          0.37             0.71             1.08           (0.37)           --
INVESTOR B SHARES*
Six months ended 9/30/2000
  (unaudited)........................    $ 9.51         $0.21           $ 0.17           $ 0.38          $(0.21)           --
Year ended 3/31/2000.................     10.08          0.41            (0.56)           (0.15)          (0.41)       $(0.01)
Year ended 3/31/1999#................     10.37          0.44             0.07             0.51           (0.44)        (0.36)
Period ended 3/31/1998...............     10.19          0.41             0.31             0.72           (0.41)        (0.13)
Period ended 5/16/1997...............     10.52          0.34             0.18             0.52           (0.34)        (0.51)
Year ended 8/31/1996.................     11.19          0.51            (0.22)            0.29           (0.51)        (0.45)
Six months ended 8/31/1995**.........     10.05          0.46             1.14             1.60           (0.46)           --
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)........................    $ 9.51         $0.21           $ 0.17           $ 0.38          $(0.21)           --
Year ended 3/31/2000.................     10.08          0.39            (0.56)           (0.17)          (0.39)       $(0.01)
Year ended 3/31/1999#................     10.37          0.44             0.07             0.51           (0.44)        (0.36)
Period ended 3/31/1998***............     10.41          0.25             0.09             0.34           (0.25)        (0.13)

---------------

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot U.S. Government Securities Fund Pilot, Class A and Class B Shares, which were reorganized into the U.S. Government Bond Primary A, Investor A and Investor B Shares, respectively, as of May 23, 1997.

 ** The Pilot U.S. Government Securities Fund Pilot, Class A and Class B Shares commenced operations on November 7, 1994, February 7, 1995 and November 10, 1994, respectively.

 *** U.S. Government Bond Investor C Shares commenced operations on September
     19, 1997.

**** Prior to February 14, 2000, the investment sub-adviser to U.S. Government
     Bond was Boatmen's Capital Management, Inc. Effective February 14, 2000, the investment sub-adviser to U.S. Government Bond became Banc of America Capital Management, Inc.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.26)         $ 9.68         4.60%     $ 55,631       0.90%+(a)       5.45%+          93%          1.00%+(a)
    (0.51)           9.51        (0.55)       67,776       0.88(a)(b)      5.12           296           1.02(a)
    (0.88)          10.08         5.83       109,028       0.59(a)(b)      5.06           270           0.87(a)
    (0.61)          10.37         7.84       263,428       0.60+(a)        5.26+          188           0.86+(a)
    (0.92)          10.19         5.62       148,082       0.62+           5.60+           58           0.77+
    (1.06)          10.53         3.46       145,066       0.65            5.61            87           0.82
    (0.56)          11.20        18.03       137,261       0.62+           6.45+          132           0.87+


   $(0.25)         $ 9.70         4.68%     $  2,607       1.15%+(a)       5.20%+          93%          1.25%+(a)
    (0.48)           9.51        (0.80)        2,139       1.13(a)(b)      4.89           296           1.27(a)
    (0.86)          10.08         5.57         2,311       0.84(a)(b)      4.81           270           1.12(a)
    (0.59)          10.37         7.51         1,927       0.85+(a)        5.01+          188           1.11+(a)
    (0.90)          10.20         5.44           734       0.87+           5.35+           58           1.07+
    (1.04)          10.54         3.44           632       0.85            5.44            87           1.07
    (0.37)          11.19        10.41            87       0.82+           5.76+          132           1.12+


   $(0.21)         $ 9.68         4.08%     $  8,646       1.90%+(a)       4.45%+          93%          2.00%+(a)
    (0.42)           9.51        (1.48)        7,673       1.82(a)(b)      4.18           296           2.02(a)
    (0.80)          10.08         4.93         6,779       1.44(a)(b)      4.21           270           1.87(a)
    (0.54)          10.37         7.14         1,004       1.40+(a)        4.46+          188           1.66+(a)
    (0.85)          10.19         4.99         1,529       1.62+           4.60+           58           1.77+
    (0.96)          10.52         2.43         1,237       1.65            4.60            87           1.82
    (0.46)          11.19        16.19           146       1.62+           5.19+          132           1.87+


   $(0.21)         $ 9.68         4.08%     $    721       1.90%+(a)       4.45%+          93%          2.00%+(a)
    (0.40)           9.51        (1.67)        1,103       1.88(a)(b)      4.12           296           2.02(a)
    (0.80)          10.08         5.13         1,255       1.34(a)(b)      4.31           270           1.87(a)
    (0.38)          10.37         3.50         1,332       1.45+(a)        4.41+          188           1.71+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
INTERMEDIATE BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.13         $0.29           $ 0.10           $ 0.39          $(0.29)           --
Period ended 3/31/2000***............      9.52          0.49            (0.37)            0.12           (0.51)           --
INVESTOR A SHARES*,****
Six months ended 9/30/2000#
  (unaudited)........................     $9.15         $0.28           $ 0.10           $ 0.38          $(0.28)           --
Period ended 3/31/2000...............      9.50          0.46            (0.34)            0.12           (0.47)           --
Period ended 5/14/1999...............      9.52          0.10            (0.04)            0.06           (0.08)           --
Year ended 2/28/1999.................      9.69          0.50            (0.03)            0.47           (0.53)       $(0.11)
Year ended 2/28/1998.................      9.54          0.49             0.20             0.69           (0.51)        (0.03)
Year ended 2/28/1997**...............      9.75          0.52            (0.15)            0.37           (0.52)        (0.06)
Year ended 2/29/1996.................      9.44          0.59             0.33             0.92           (0.59)        (0.02)
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.13         $0.24           $ 0.11           $ 0.35          $(0.26)           --
Period ended 3/31/2000***............      9.52          0.22            (0.36)           (0.14)          (0.25)           --
INVESTOR C SHARES*
Six months ended 9/30/2000#
  (unaudited)........................     $9.32         $0.23           $ 0.75           $ 0.98          $(0.17)           --
Period ended 3/31/2000...............      9.56          0.34            (0.23)            0.11           (0.35)           --
Period ended 5/14/1999...............      9.59          0.09            (0.04)            0.05           (0.08)           --
Year ended 2/28/1999.................      9.72          0.46               --             0.46           (0.48)       $(0.11)
Year ended 2/28/1998.................      9.54          0.44             0.19             0.63           (0.42)        (0.03)
Period ended 2/28/1997***............      9.53          0.31             0.07             0.38           (0.31)        (0.06)

---------------

  +  Annualized.

 ++ Total return represents aggregate Total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Intermediate Bond Fund A, and K Shares, which were reorganized into the Intermediate Bond Investor A and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment sub-adviser became Bank of America Capital Management, Inc.

 ** As of July 22, 1996 the Fund designated the existing series of shares as "A" shares.

 *** Intermediate Bond Primary A, Investor B, and Investor C Shares commenced operations on May 21, 1999, October 20, 1999, and November 20, 1996, respectively.

**** Seafirst Shares converted into Investor A Shares on June 23, 2000.

  # Per share net investment income has been calculated using the monthly average share method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                                         RATIO OF        RATIO OF         RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       NET ASSETS
------------------------------------------------------------------------------------------------------



   $(0.29)         $ 9.23         4.38%     $28,541        0.80%+(a)       6.40%+           0.92%+(a)
    (0.51)           9.13         1.29       18,365        0.81+           6.08+            1.05+


   $(0.28)         $ 9.25         4.27%     $66,803        1.05%+(a)       6.15%+           1.17%+(a)
    (0.47)           9.15         1.34       45,207        1.06+           5.83+            1.30+
    (0.08)           9.50         0.66       61,412        1.09+           4.90+            1.12+
    (0.64)           9.52         4.89       63,404        0.90            5.14             0.90
    (0.54)           9.69         7.40       41,875        0.90            5.50             1.21
    (0.58)           9.54         3.92       22,937        0.75            5.45             2.26
    (0.61)           9.75        10.45       13,179        0.27            6.13             5.00


   $(0.26)         $ 9.22         3.85%     $   485        1.80%+(a)       5.40%+           1.92%+(a)
    (0.25)           9.13         1.33          256        1.81+           5.08+            2.05+


   $(0.17)         $10.13        10.57%     $    61        1.80%+(a)       5.40%+           1.92%+(a)
    (0.35)           9.32         1.18           15        1.81+           5.08+            2.05+
    (0.08)           9.56         0.47          469        1.57+           4.42+            1.84+
    (0.59)           9.59         4.76          495        1.39            4.67             1.65
    (0.45)           9.72         6.80          513        1.39            4.99             1.73
    (0.37)           9.54         3.73          332        1.43+           5.41+            2.71+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                               NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                 VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                               BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                               OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                               -----------------------------------------------------------------------------------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited)...............    $ 9.37         $0.31           $ 0.12           $ 0.43          $(0.31)           --
Year ended 3/31/2000........      9.93          0.59            (0.52)            0.07           (0.59)       $(0.04)
Year ended 3/31/1999........     10.03          0.59            (0.04)            0.55           (0.59)        (0.06)
Year ended 3/31/1998........      9.62          0.58             0.41             0.99           (0.58)           --
Year ended 3/31/1997#.......      9.93          0.58            (0.20)            0.38           (0.58)        (0.11)
Period ended 3/31/1996*.....     10.22          0.19            (0.29)           (0.10)          (0.19)           --
Year ended 11/30/1995.......      9.32          0.59             0.90             1.49           (0.59)           --
INVESTOR A SHARES
Six months ended 9/30/2000
  (unaudited)...............    $ 9.37         $0.30           $ 0.11           $ 0.41          $(0.30)           --
Year ended 3/31/2000........      9.93          0.57            (0.52)            0.05           (0.57)       $(0.04)
Year ended 3/31/1999........     10.03          0.57            (0.04)            0.53           (0.57)        (0.06)
Year ended 3/31/1998........      9.62          0.56             0.41             0.97           (0.56)           --
Year ended 3/31/1997#.......      9.93          0.56            (0.20)            0.36           (0.56)        (0.11)
Period ended 3/31/1996*.....     10.22          0.18            (0.29)           (0.11)          (0.18)           --
Year ended 11/30/1995.......      9.32          0.57             0.90             1.47           (0.57)           --
INVESTOR B SHARES
Six months ended 9/30/2000
  (unaudited)...............    $ 9.37         $0.26           $ 0.12           $ 0.38          $(0.26)           --
Year ended 3/31/2000........      9.93          0.50            (0.52)           (0.02)          (0.50)       $(0.04)
Year ended 3/31/1999........     10.03          0.51            (0.04)            0.47           (0.51)        (0.06)
Year ended 3/31/1998........      9.62          0.51             0.41             0.92           (0.51)           --
Year ended 3/31/1997#.......      9.93          0.52            (0.20)            0.32           (0.52)        (0.11)
Period ended 3/31/1996*.....     10.22          0.16            (0.29)           (0.13)          (0.16)           --
Year ended 11/30/1995.......      9.32          0.53             0.90             1.43           (0.53)           --
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)...............    $ 9.37         $0.26           $ 0.12           $ 0.38          $(0.26)           --
Year ended 3/31/2000........      9.93          0.48            (0.52)           (0.04)          (0.48)       $(0.04)
Year ended 3/31/1999........     10.03          0.51            (0.04)            0.47           (0.51)        (0.06)
Year ended 3/31/1998........      9.62          0.52             0.41             0.93           (0.52)           --
Year ended 3/31/1997#.......      9.93          0.53            (0.20)            0.33           (0.53)        (0.11)
Period ended 3/31/1996*.....     10.22          0.17            (0.29)           (0.12)          (0.17)           --
Year ended 11/30/1995.......      9.32          0.54             0.90             1.44           (0.54)           --


                              DISTRIBUTIONS
                                  FROM
                                 CAPITAL
                              -------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited)...............         --
Year ended 3/31/2000........         --
Year ended 3/31/1999........         --
Year ended 3/31/1998........         --
Year ended 3/31/1997#.......     $(0.00)##
Period ended 3/31/1996*.....         --
Year ended 11/30/1995.......         --
INVESTOR A SHARES
Six months ended 9/30/2000
  (unaudited)...............         --
Year ended 3/31/2000........         --
Year ended 3/31/1999........         --
Year ended 3/31/1998........         --
Year ended 3/31/1997#.......     $(0.00)##
Period ended 3/31/1996*.....         --
Year ended 11/30/1995.......         --
INVESTOR B SHARES
Six months ended 9/30/2000
  (unaudited)...............         --
Year ended 3/31/2000........         --
Year ended 3/31/1999........         --
Year ended 3/31/1998........         --
Year ended 3/31/1997#.......     $(0.00)##
Period ended 3/31/1996*.....         --
Year ended 11/30/1995.......         --
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)...............         --
Year ended 3/31/2000........         --
Year ended 3/31/1999........         --
Year ended 3/31/1998........         --
Year ended 3/31/1997#.......     $(0.00)##
Period ended 3/31/1996*.....         --
Year ended 11/30/1995.......         --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.31)         $ 9.49         4.65%    $2,345,447      0.67%+(a)       6.55%+          35%          0.67%+(a)
    (0.63)           9.37         0.97      1,793,913      0.67            6.20            63           0.69
    (0.65)           9.93         5.61      1,798,155      0.68(a)         5.86           107           0.78(a)
    (0.58)          10.03        10.53      1,681,990      0.72(a)(b)      5.86           244           0.83(a)
    (0.69)           9.62         3.90        947,277      0.71(a)         5.98           368           0.81(a)
    (0.19)           9.93        (1.04)       823,890      0.72+           5.49+          133           0.83+
    (0.59)          10.22        16.45        823,098      0.71            6.05           228           0.81


   $(0.30)         $ 9.48         4.52%    $   24,704      0.92%+(a)       6.30%+          35%          0.92%+(a)
    (0.61)           9.37         0.74         23,420      0.90            5.97            63           0.94
    (0.63)           9.93         5.40         32,119      0.88(a)         5.66           107           1.03(a)
    (0.56)          10.03        10.30         26,054      0.92(a)(b)      5.66           244           1.03(a)
    (0.67)           9.62         3.70          6,345      0.91(a)         5.78           368           1.01(a)
    (0.18)           9.93        (1.11)         6,440      0.92+           5.29+          133           1.03+
    (0.57)          10.22        16.22          6,662      0.91            5.85           228           1.01


   $(0.26)         $ 9.49         4.13%    $    5,551      1.67%+(a)       5.55%+          35%          1.67%+(a)
    (0.54)           9.37         0.05          5,637      1.59            5.28            63           1.69
    (0.57)           9.93         4.76          5,440      1.48(a)         5.06           107           1.78(a)
    (0.51)          10.03         9.73          2,662      1.47(a)(b)      5.11           244           1.58(a)
    (0.63)           9.62         3.23          2,109      1.36(a)         5.33           368           1.46(a)
    (0.16)           9.93        (1.26)         2,496      1.37+           4.84+          133           1.48+
    (0.53)          10.22        15.70          2,578      1.36            5.40           228           1.46


   $(0.26)         $ 9.49         4.13%    $      931      1.67%+(a)       5.55%+          35%          1.67%+(a)
    (0.52)           9.37        (0.24)           934      1.67            5.20            63           1.69
    (0.57)           9.93         4.90          1,137      1.40(a)         5.14           107           1.78(a)
    (0.52)          10.03         9.87            943      1.42(a)(b)      5.16           244           1.53(a)
    (0.64)           9.62         3.38          1,068      1.21(a)         5.48           368           1.31(a)
    (0.17)           9.93        (1.22)           299      1.22+           4.99+          133           1.33+
    (0.54)          10.22        15.87            227      1.21            5.55           228           1.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
STRATEGIC INCOME
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited)........................    $ 9.53         $0.33           $ 0.00           $ 0.33          $(0.33)           --
Year ended 3/31/2000.................     10.31          0.68            (0.78)           (0.10)          (0.68)       $(0.00)###
Year ended 3/31/1999#................     10.55          0.66            (0.14)            0.52           (0.66)        (0.10)
Year ended 3/31/1998.................     10.11          0.65             0.44             1.09           (0.65)           --
Year ended 3/31/1997#................     10.42          0.69            (0.18)            0.51           (0.69)        (0.13)
Period ended 3/31/1996*..............     10.82          0.23            (0.40)           (0.17)          (0.23)           --
Year ended 11/30/1995................      9.67          0.73             1.15             1.88           (0.73)           --
INVESTOR A SHARES
Six months ended 9/30/2000
  (unaudited)........................    $ 9.52         $0.32           $ 0.00           $ 0.32          $(0.32)           --
Year ended 3/31/2000.................     10.31          0.65            (0.79)           (0.14)          (0.65)       $(0.00)###
Year ended 3/31/1999#................     10.55          0.63            (0.14)            0.49           (0.63)        (0.10)
Year ended 3/31/1998.................     10.11          0.63             0.44             1.07           (0.63)           --
Year ended 3/31/1997#................     10.42          0.66            (0.18)            0.48           (0.66)        (0.13)
Period ended 3/31/1996*..............     10.82          0.22            (0.40)           (0.18)          (0.22)           --
Year ended 11/30/1995................      9.67          0.71             1.15             1.86           (0.71)           --
INVESTOR B SHARES
Six months ended 9/30/2000
  (unaudited)........................    $ 9.52         $0.29           $ 0.01           $ 0.30          $(0.29)           --
Year ended 3/31/2000.................     10.31          0.59            (0.79)           (0.20)          (0.59)       $(0.00)###
Year ended 3/31/1999#................     10.55          0.57            (0.14)            0.43           (0.57)        (0.10)
Year ended 3/31/1998.................     10.11          0.57             0.44             1.01           (0.57)           --
Year ended 3/31/1997#................     10.42          0.61            (0.18)            0.43           (0.61)        (0.13)
Period ended 3/31/1996*..............     10.82          0.21            (0.40)           (0.19)          (0.21)           --
Year ended 11/30/1995................      9.67          0.66             1.15             1.81           (0.66)           --
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)........................    $ 9.52         $0.24           $ 0.05           $ 0.29          $(0.29)           --
Year ended 3/31/2000.................     10.31          0.58            (0.79)           (0.21)          (0.58)       $(0.00)###
Year ended 3/31/1999#................     10.55          0.57            (0.14)            0.43           (0.57)        (0.10)
Year ended 3/31/1998.................     10.11          0.58             0.44             1.02           (0.58)           --
Year ended 3/31/1997#................     10.42          0.63            (0.18)            0.45           (0.63)        (0.13)
Period ended 3/31/1996*..............     10.82          0.21            (0.40)           (0.19)          (0.21)           --
Year ended 11/30/1995................      9.67          0.66             1.15             1.81           (0.66)           --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

  # Per share net investment income has been calculated using the monthly average shares method.

### Includes distribution in excess of less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.33)         $ 9.53         3.59%     $169,265       0.72%+(a)       7.03%+          88%          0.84%+(a)
    (0.68)           9.53        (0.95)      118,458       0.71(a)         6.80           107           0.90(a)
    (0.76)          10.31         5.00       317,937       0.70(a)         6.27            94           0.80(a)
    (0.65)          10.55        11.07       263,840       0.73(a)         6.27           203           0.83(a)
    (0.82)          10.11         4.97       152,070       0.75(a)         6.73           278           0.85(a)
    (0.23)          10.42        (1.59)       65,081       0.77+           6.49+           69           0.87+
    (0.73)          10.82        20.11        64,800       0.80            7.03            96           0.93


   $(0.32)         $ 9.52         3.47%     $ 28,293       0.97%+(a)       6.78%+          88%          1.09%+(a)
    (0.65)           9.52        (1.30)       30,870       0.96(a)         6.55           107           1.15(a)
    (0.73)          10.31         4.74        12,954       0.95(a)         6.02            94           1.05(a)
    (0.63)          10.55        10.80        11,946       0.98(a)         6.02           203           1.08(a)
    (0.79)          10.11         4.71        11,662       1.00(a)         6.48           278           1.10(a)
    (0.22)          10.42        (1.67)       13,332       1.02+           6.24+           69           1.12+
    (0.71)          10.82        19.82        13,150       1.05            6.78            96           1.18


   $(0.29)         $ 9.53         3.19%     $ 50,628       1.72%+(a)       6.03%+          88%          1.84%+(a)
    (0.59)           9.52        (1.98)       55,946       1.65(a)         5.86           107           1.90(a)
    (0.67)          10.31         4.11        67,651       1.55(a)         5.42            94           1.80(a)
    (0.57)          10.55        10.18        65,248       1.55(a)         5.45           203           1.65(a)
    (0.74)          10.11         4.18        70,631       1.50(a)         5.98           278           1.60(a)
    (0.21)          10.42        (1.83)       84,692       1.52+           5.74+           69           1.62+
    (0.66)          10.82        19.22        90,887       1.55            6.28            96           1.68


   $(0.29)         $ 9.52         3.08%     $  1,345       1.72%+(a)       6.03%+          88%          1.84%+(a)
    (0.58)           9.52        (2.04)        1,202       1.71(a)         5.80           107           1.90(a)
    (0.67)          10.31         4.09         1,474       1.56(a)         5.41            94           1.80(a)
    (0.58)          10.55        10.27         2,090       1.46(a)         5.54           203           1.56(a)
    (0.76)          10.11         4.44         3,343       1.25(a)         6.23           278           1.35(a)
    (0.21)          10.42        (1.77)        3,454       1.33+           5.93+           69           1.43+
    (0.66)          10.82        19.22         3,582       1.55            6.28            96           1.68

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                  NET ASSET                                NET REALIZED           NET INCREASE/
                                                    VALUE                NET              AND UNREALIZED          (DECREASE) IN
                                                  BEGINNING          INVESTMENT           GAIN/(LOSS) ON         NET ASSET VALUE
                                                  OF PERIOD         INCOME/(LOSS)          INVESTMENTS           FROM OPERATIONS
                                                  ------------------------------------------------------------------------------
HIGH YIELD BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)............................          $ 9.90               $0.55                 $(0.20)                $ 0.35
Period ended 3/31/2000*#.................           10.00                0.09                  (0.11)                 (0.02)
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)............................          $ 9.88               $0.53                 $(0.20)                $ 0.33
Period ended 3/31/2000*#.................           10.00                0.08                  (0.12)                 (0.04)
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)............................          $ 9.88               $0.49                 $(0.21)                $ 0.28
Period ended 3/31/2000*#.................           10.00                0.07                  (0.12)                 (0.05)
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)............................          $ 9.87               $0.46                 $(0.18)                $ 0.28
Period ended 3/31/2000**#................           10.02                0.04                  (0.12)                 (0.08)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * High Yield Bond Primary A, Investor A, and Investor B Shares commenced operations on February 14, 2000.

 ** High Yield Bond Investor C Shares commenced operations on March 7, 2000.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                    WITHOUT WAIVERS
                                                                                    AND/OR EXPENSE
                                                                                    REIMBURSEMENTS
                                                                                    ---------------
                                                      RATIO OF        RATIO OF         RATIO OF
DIVIDENDS                               NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
 FROM NET      NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
INVESTMENT       VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE         AVERAGE
  INCOME     END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------------------



  $(0.50)        $9.75         3.55%     $12,064        0.93%+(a)      11.16%+            2.28%+(a)
   (0.08)         9.90        (0.12)       9,394        0.93+           7.03+            12.66+


  $(0.50)        $9.71         3.26%     $ 1,278        1.18%+(a)      10.81%+            2.53%+(a)
   (0.08)         9.88        (0.33)         371        1.18+           6.78+            12.91+


  $(0.46)        $9.70         2.90%     $11,413        1.93%+(a)      10.01%+            3.28%+(a)
   (0.07)         9.88        (0.47)       3,426        1.93+           6.03+            13.66+


  $(0.46)        $9.69         2.93%     $   503        1.93%+(a)       9.95%+            3.28%+(a)
   (0.07)         9.87        (0.76)          59        1.93+           6.03+            13.66+


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust"), Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2000, the Trust offered thirty-four separate portfolios, the Company offered six separate portfolios, Reserves offered sixteen separate portfolios and Funds Trust offered five separate portfolios. These financial statements pertain only to the following U.S. government and corporate bond portfolios of the Trust, the Company, Reserves and Funds Trust: Short-Term Income Fund, Short-Intermediate Government Fund, Government Securities Fund, U.S. Government Bond Fund, Intermediate Bond Fund, Bond Fund (formerly Investment Grade Bond Fund), Strategic Income Fund and High Yield Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust, the Company, Reserves and Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. In addition, Short-Intermediate Government Fund also offers Primary B Shares. Seafirst Shares of Intermediate Bond Fund were converted into Investor A Shares on June 23, 2000. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Intermediate Bond Fund and High Yield Bond Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (81.7% at September 30, 2000 for Intermediate Bond Master Portfolio and 88.8% for High Yield Bond Master Portfolio). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act managed by Banc of America Advisors, Inc. ("BAAI"), whose financial statements are not presented here, also invest in the Master Portfolios.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees/Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: The Short-Term Income, Short-Intermediate Government, Government Securities, U.S. Government Bond, Intermediate Bond, Bond and Strategic Income Funds may invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately stated in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; and (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The fair market value of these securities is unusually volatile in response to changes in interest rates.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: It is the policy of each Fund (except Intermediate Bond and High Yield Bond) to declare dividends from net investment income daily and to pay such dividends monthly. Intermediate Bond and High Yield Bond Funds declare and pay dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust, the Company, Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with BAAI, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                ANNUAL
                                                 RATE
                                                ------
Short-Term Income, Short-Intermediate
  Government..................................  0.30%
Bond..........................................  0.40%
U.S. Government Bond, Strategic Income........  0.50%

                       FEES ON NET      FEES ON NET     FEES ON NET
                       ASSETS UP TO   ASSETS BETWEEN       ASSETS
                           $200        $200 AND $250     EXCEEDING
                         MILLION          MILLION       $250 MILLION
--------------------------------------------------------------------
Government
  Securities.........     0.50%            0.45%           0.40%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (see Note 2 of Notes to financial statements of the Master Portfolios).

Each of the Trust and the Company has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.15% of each Fund's average daily net assets.

The Feeder Funds indirectly pay for sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust, the Company, Reserves and Funds Trust. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of all Funds except for Intermediate Bond Fund, which pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets and High Yield Bond Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust, the Company, Reserves and Funds Trust pursuant to agreements with BAAI. For the six months ended September 30, 2000, Stephens and BAAI earned 0.06% and 0.11%, respectively, of the Funds' average daily net assets for their co-administration services.

BAAI and/or the sub-advisers and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2000, BAAI agreed to waive its

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

advisory fees until July 31, 2001 in the following amounts for the Funds set forth below:

Short-Term Income.............................  0.10%
Government Securities.........................  0.10%
U.S. Government Bond..........................  0.10%
Strategic Income..............................  0.10%

In addition, effective August 1, 2000, BAAI and/or the sub-advisers and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2001 to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                ANNUAL
FUND                                             RATE
------------------------------------------------------
Intermediate Bond Fund........................  0.81%
High Yield Bond Fund..........................  0.93%

BNY serves as the custodian of the Trust's, the Company's, Reserves' and Funds Trust's assets. For the six months ended September 30, 2000, expenses of the Funds were reduced by $17,871 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Trust, the Company, Reserves and Funds Trust for serving as Trustee/Director or Officer of the Trust, the Company, Reserves and Funds Trust.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2000, Bank of America earned approximately $15,717 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 2000, the Funds were informed that the distributor received $10,091 in front-end sales charges for sales of Investor A Shares and $132,733 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

The Trust's, the Company's, Reserves' and Funds Trust's eligible Trustees/Directors may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of the Company. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 2000, the Funds earned $4,473,961 in the aggregate from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, the Company, Reserves and Funds Trust each has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for the Investor A Shares of each Fund. In addition, the Trust has adopted a shareholder administration plan for Primary B Shares of Short-Intermediate Government Fund and Reserves has adopted a shareholder servicing plan for Seafirst Shares of the Intermediate Bond Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The administration plan permits the Short-Intermediate Government Fund to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the applicable classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                      CURRENT     PLAN
                                       RATE      LIMIT
                                      -----------------
Primary B Shareholder Administration
  Plan:
  Short-Intermediate Government.....   0.50%      0.60%
Investor A Combined Distribution and
  Shareholder Servicing Plan........   0.25*      0.25
Investor B and Investor C
  Shareholder Servicing Plans.......   0.25       0.25
Investor B and Investor C
  Distribution Plans................   0.75       0.75
Seafirst Shareholder Servicing
  Plan**............................    N/A       0.25

---------------

 * Reflects a rate change effective August 1, 2000 from 0.20% for Short-Intermediate Government Fund. In addition, a separate shareholder servicing plan has been adopted for Investor A Shares of Short-Term Income Fund.

** Seafirst Shares converted into Investor A Shares on June 23, 2000.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2000 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Short-Term Income...............  $ 67,148     $ 62,458
Short-Intermediate Government...    42,283        1,710
Government Securities...........    19,635           --
U.S. Government Bond............     9,805           --
Bond............................   735,381      225,769
Strategic Income................    93,917       74,830

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2000 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Short-Term Income...............  $  4,939     $ 12,695
Short-Intermediate Government...   117,632      155,262
Government Securities...........   160,129      133,799
U.S. Government Bond............    57,706       85,150
Bond............................   599,823      500,124
Strategic Income................   131,197      114,960

5.  FUTURES CONTRACTS

At September 30, 2000, the following Funds had futures contracts open:

                                                                          VALUE OF
                                                                          CONTRACT    MARKET       UNREALIZED
                                                                            WHEN     VALUE OF    APPRECIATION/
                                                              NUMBER OF    OPENED    CONTRACTS   (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS    (000)       (000)         (000)
---------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT FUND:
U.S. 2 year Treasury note (long position) expiring December
  2000(a)...................................................       60     $ 11,950   $ 12,001       $    51
U.S. 10 year Treasury note (long position) expiring December
  2000(a)...................................................      330       32,953     33,072           119
U.S. 30 year Treasury bond (short position) expiring
  December 2000(a)..........................................      100        9,866      9,984           118
BOND FUND:
U.S. 10 year Agency (long position) expiring December
  2000(a)...................................................      670       63,267     63,346            79
U.S. 5 year Treasury note (short position) expiring December
  2000(a)...................................................    1,400      140,744    139,703        (1,041)
U.S. 10 year Treasury note (long position) expiring December
  2000(a)...................................................      200       20,037     20,044             7
STRATEGIC INCOME FUND:
U.S. 5 year Treasury note (short position) expiring December
  2000(a)...................................................       24        2,413      2,395           (18)
U.S. 2 year Treasury note (long position) expiring December
  2000(a)...................................................       54       10,755     10,801            46

---------------

(a) Securities have been segregated as collateral for the Short-Intermediate Government, Bond and Strategic Income Funds for open futures contracts.

6.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

As of September 30, 2000, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust, Reserves and Funds Trust and 480,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's, Reserves' and Funds Trust's Declarations of Trust and the Company's Articles of Incorporation

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

authorize the Boards of Trustees/Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

7.  LINES OF CREDIT

The Trust, the Company, Reserves and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 2000, there were no loans outstanding under this Agreement. For the six months ended September 30, 2000, there were no borrowings by the Funds under the Agreement.

The average amount outstanding was calculated based on daily balances during the period.

The Trust, the Company, Reserves and Funds Trust also participate with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Fund pays its pro rata share. This fee is paid quarterly in arrears. Each participating Fund is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the six months ended September 30, 2000, there were no borrowings by the Funds under the committed line of credit.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2000, the following Funds had securities on loan:

                           MARKET VALUE OF     MARKET VALUE
                          LOANED SECURITIES    OF COLLATERAL
FUND                            (000)              (000)
------------------------------------------------------------
Short-Intermediate
  Government............       $16,831            $17,145
Government Securities...           615                644
Bond....................        69,166             70,942
Strategic Income........         1,993              2,033

9.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the following Funds had available for federal income tax purposes the following unused capital losses expiring March 31:

                                                               2002     2003     2005     2007     2008
FUND                                                          (000)    (000)    (000)    (000)     (000)
---------------------------------------------------------------------------------------------------------
Short-Term Income...........................................  $4,900   $  651   $  122       --   $ 2,435
Short-Intermediate Government...............................     974       --    6,939       --    13,389
Government Securities.......................................   7,139    5,914    2,303   $   86     9,296
U.S. Government Bond........................................      --       --       --       --     2,809
Intermediate Bond...........................................      --       --       --    1,126       504
Bond........................................................      --       --       --       --    10,756
Strategic Income............................................     849       --       --       --    11,355

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

The capital loss carryforward for the Government Securities Fund is subject to certain limitations.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2000, the following Funds elected to defer losses occurring between November 1, 1999 and March 31, 2000 under these rules:

                                            POST-OCTOBER
                                           CAPITAL LOSSES
                                              DEFERRED
                  FUND                         (000)
---------------------------------------------------------
Short-Term Income........................
                                              $ 2,019
Short-Intermediate Government............
                                                4,554
Government Securities....................
                                                3,792
U.S. Government Bond.....................
                                                2,471
Intermediate Bond........................
                                                   --
Bond.....................................
                                               12,929
Strategic Income.........................
                                                6,113

10.  REORGANIZATIONS

ACQUISITION OF PACIFIC HORIZON FUNDS

On May 14, 1999, certain Funds, as listed below, (each an "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                                 ACQUIRED FUND
                                                                                             TOTAL NET ASSETS      UNREALIZED
                                                      TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND    APPRECIATION
                                                      OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   (DEPRECIATION)
ACQUIRING FUND                        ACQUIRED FUND        (000)               (000)               (000)             (000)
-------------------------------------------------------------------------------------------------------------------------------
Short-Intermediate Government        Pacific Horizon
                                     Short-Term
                                     Government Fund      $19,247            $625,358            $644,605            $   1
Government Securities                Pacific Horizon
                                     U.S. Government
                                     Fund                  60,009             168,447             228,456             (273)
Diversified Income                   Pacific Horizon
                                     Flexible Income
                                     Fund                  36,136             228,362             264,498             (213)

On May 21, 1999, the Intermediate Bond Fund, a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon Intermediate Bond Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of the Intermediate Bond Fund in an amount equal to the value of the outstanding shares of the Pacific Horizon Intermediate Bond Fund. The financial statements of the Intermediate Bond Fund reflect the historical financial results of the Pacific Horizon Intermediate Bond Fund prior to the reorganization.

  PACIFIC HORIZON FUND SHARE CLASS  CORRESPONDING RESERVES SHARE CLASS
  --------------------------------------------------------------------
  Intermediate Bond                 Nations Intermediate Bond
    A Shares                          Investor A Shares
    K Shares                          Investor C Shares
    SRF Shares                        Seafirst Shares

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

CONVERSION OF COMMON TRUST FUNDS

On June 16, 2000, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                                               ACQUIRED FUND
                                                                                           TOTAL NET ASSETS      UNREALIZED
                                                    TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   APPRECIATION/
                                                    OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    (DEPRECIATION)
ACQUIRING FUND                     ACQUIRED FUND         (000)               (000)               (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
Short-Intermediate Government      Boatmen's
                                   Trust Company
                                   Intermediate
                                   Government
                                   Fund                 $ 21,135          $  537,543          $  558,678          $   135
Short-Intermediate Government      Bank IV Kansas
                                   U.S. Treasury
                                   Fund                   19,124             537,543             556,667               21
Government Securities              Boatmen's
                                   Trust Company
                                   Taxable Bond
                                   Fund                   45,638             188,006             233,644             (951)
Bond                               Boatmen's
                                   Trust Company
                                   Intermediate
                                   Taxable Bond
                                   Fund                  116,422           1,868,792           1,985,214             (818)
Bond                               Bank IV Kansas
                                   Intermediate
                                   Bond Fund              76,191           1,868,792           1,944,983             (923)
Bond                               BCA High Grade
                                   Income Bond
                                   Fund                  219,513           1,868,792           2,088,305           (2,009)

On August 23, 2000, the Board of Directors of the Company approved an Agreement and Plan of Reorganization pursuant to which Government Securities Fund would acquire all of the assets of U.S. Government Bond Fund in exchange for shares of Government Securities Fund. Additionally, the Board of Directors of the Company and the Board of Trustees of Funds Trust approved the reorganization of the Government Securities Fund into a new shell fund of Funds Trust. The principal effects of this reorganization would be to bring the assets of U.S. Government Bond Fund into Government Securities Fund and to redomicile the Fund, in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. The Government Securities Fund will retain its name, investment objective and principal investment strategies. If approved by shareholders, it is anticipated that the reorganization would take place in the second quarter of 2001.

NATIONS MASTER INVESTMENT TRUST
Nations Intermediate Bond Master Portfolio and
Nations High Yield Bond Master Portfolio Semi-Annual Report

                                                  SEPTEMBER 30, 2000 (UNAUDITED)

The following pages should be read in conjunction with the Nations Intermediate Bond and Nations High Yield Bond Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 3.1%
            ASSET-BACKED -- AUTO LOANS -- 2.0%
 $   333    AESOP Funding II LLC, Series 1997-1A,
              Class A1,
              6.220% 10/20/01(-)...................  $    333
   2,000    Daimler-Benz Vehicle Trust, Series
              1998-A, Class A4,
              5.220% 12/22/03##....................     1,958
                                                     --------
                                                        2,291
                                                     --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES
            -- 1.1%
   1,340    First Chicago Master Trust II, Series
              1995-0, Class A,
              6.851%** 02/15/04....................     1,342
                                                     --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $3,682)........................     3,633
                                                     --------
            CORPORATE BONDS AND NOTES -- 45.8%
            AEROSPACE AND DEFENSE -- 1.0%
   1,200    Raytheon Company,
              7.900% 03/01/03(-)...................     1,220
                                                     --------
            AUTOMOTIVE -- 1.3%
   1,600    Delphi Automotive Systems Corporation,
              6.125% 05/01/04......................     1,527
                                                     --------
            BEVERAGES -- 1.1%
   1,350    J. Seagram & Sons, Inc.,
              6.625% 12/15/05......................     1,316
                                                     --------
            BROADCASTING AND CABLE -- 5.0%
   1,300    A.H. Belo Corporation,
              6.875% 06/01/02......................     1,265
   1,550    British Sky Broadcasting Group plc,
              6.875% 02/23/09......................     1,347
     600    Clear Channel Communications, Inc.,
              7.250% 09/15/03......................       601
   1,300    Cox Radio, Inc.,
              6.250% 05/15/03......................     1,269
   1,345    USA Networks, Inc.,
              6.750% 11/15/05......................     1,308
                                                     --------
                                                        5,790
                                                     --------
            CHEMICALS -- SPECIALTY -- 1.3%
   1,600    Praxair, Inc.,
              6.750% 03/01/03......................     1,586
                                                     --------
            COMMERCIAL BANKING -- 2.3%
   1,600    Chase Manhattan Corporation,
              5.750% 04/15/04......................     1,538
   1,100    First Union Corporation,
              7.550% 08/18/05......................     1,113
                                                     --------
                                                        2,651
                                                     --------
            COMMERCIAL SERVICES -- 0.9%
   1,100    Comdisco, Inc.,
              9.500% 08/15/03......................     1,109
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.9%
   1,000    Compaq Computer Corporation,
              7.450% 08/01/02......................     1,004
                                                     --------
            CONGLOMERATES -- 1.0%
   1,200    Waste Management, Inc.,
              6.125% 07/15/01......................     1,172
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            CONSUMER CREDIT AND MORTGAGES -- 1.0%
 $ 1,200    Capital One Bank,
              8.250% 06/15/05......................  $  1,218
                                                     --------
            DIVERSIFIED MANUFACTURING -- 1.3%
   1,600    Tyco International Group SA,
              6.375% 06/15/05......................     1,554
                                                     --------
            ELECTRIC POWER -- NON NUCLEAR -- 1.1%
   1,400    Consumers Energy Company,
              6.200% 05/01/03......................     1,333
                                                     --------
            ENERGY -- MISCELLANEOUS -- 1.5%
     585    PDV America Inc., Gtd. Sr. Notes,
              7.875% 08/01/03......................       562
   1,200    USX Corporation,
              6.650% 02/01/06......................     1,162
                                                     --------
                                                        1,724
                                                     --------
            FINANCE -- MISCELLANEOUS -- 11.3%
   1,300    Case Credit Corporation,
              6.125% 02/15/03......................     1,203
     680    Crown Cork & Seal Financial plc,
              6.750% 12/15/03##....................       609
   1,500    DaimlerChrysler NA Holdings,
              6.900% 09/01/04......................     1,485
   1,325    Finova Capital Corporation,
              7.250% 11/08/04......................       998
   1,500    Ford Motor Credit Company,
              7.600% 08/01/05......................     1,516
   2,000    General Motors Acceptance Corporation,
              6.150% 04/05/07##....................     1,869
   1,500    Heller Financial, Inc.,
              6.000% 03/19/04......................     1,444
   1,200    Household Finance Corporation,
              8.000% 05/09/05......................     1,240
   1,600    Newcourt Credit Group Inc.,
              6.875% 02/16/05......................     1,579
   1,200    Washington Mutual, Inc.,
              7.500% 08/15/06......................     1,202
                                                     --------
                                                       13,145
                                                     --------
            FOOD AND DRUG STORES -- 1.4%
   1,750    Nabisco Inc.,
              6.125% 02/01/33......................     1,678
                                                     --------
            HEALTH SERVICES -- 0.1%
     145    HCA -- The Healthcare Corporation,
              8.750% 09/01/10......................       148
                                                     --------
            HEAVY MACHINERY -- 1.3%
   1,600    Thermo Electron Corporation,
              7.625% 10/30/08##....................     1,523
                                                     --------
            HOUSING AND FURNISHING -- 1.3%
   1,500    Hanson Overseas B.V.,
              7.375% 01/15/03......................     1,499
                                                     --------
            INTEGRATED OIL -- 1.3%
   1,500    Occidental Petroleum Corporation,
             Sr. Notes,
              7.650% 02/15/06......................     1,520
                                                     --------
            INVESTMENT SERVICES -- 3.7%
   1,200    Bear Stearns Companies, Inc.,
              7.800% 08/15/07......................     1,215

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 2000  (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
 $ 1,600    Lehman Brothers Holdings Inc.,
              6.625% 04/01/04......................  $  1,567
   1,500    Salomon Smith Barney Holdings, Inc.,
              6.250% 05/15/03......................     1,477
                                                     --------
                                                        4,259
                                                     --------
            NATURAL GAS PIPELINES -- 2.2%
   1,200    KN Energy, Inc.,
              6.450% 03/01/03......................     1,178
   1,500    Williams Companies, Inc.,
              6.500% 08/01/06......................     1,439
                                                     --------
                                                        2,617
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 3.5%
   1,400    MCI Worldcom, Inc.,
              6.400% 08/15/05......................     1,363
   1,600    Sprint Capital Corporation,
              5.875% 05/01/04......................     1,530
   1,250    Vodafone AirTouch plc,
              7.625% 02/15/05(-)...................     1,268
                                                     --------
                                                        4,161
                                                     --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $54,977).......................    53,754
                                                     --------
            FOREIGN BONDS AND NOTES -- 2.3%
   1,385    Banco Latinoamericano,
              7.200% 05/28/02(-)...................     1,361
   1,361    Pemex Finance Ltd.,
              5.720% 11/15/03......................     1,330
                                                     --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $2,747)........................     2,691
                                                     --------
            MORTGAGE-BACKED SECURITIES -- 30.3%
            COMMERCIAL MORTGAGE-BACKED SECURITIES
            -- 20.3%
   1,950    Commercial Mortgage Acceptance
              Corporation, Series 1999-C1,
              Class A2,
              7.030% 05/15/09##....................     1,932
   1,394    Criimi Mae CMBS Corporation, Series
              1998-1, Class A1,
              5.697% 10/20/01(-)...................     1,369
   2,250    CS First Boston Mortgage Securities
              Corporation, Series 1998-C1,
              Class A1B,
              6.480% 05/17/08##....................     2,160
     500    CS First Boston Mortgage Securities
              Corporation, Series 1998-C2,
              Class A2,
              6.300% 11/15/08......................       474
   1,500    DLJ Commercial Mortgage Corporation,
              Series 1998-CF2, Class A1B,
              6.240% 11/12/31##....................     1,415
   1,300    DLJ Commercial Mortgage Corporation,
              Series 1998-CG1, Class A1B,
              6.410% 05/10/08##....................     1,247
   1,000    DLJ Commercial Mortgage Corporation,
              Series 2000-CF1, Class A1B,
              7.620% 05/10/10......................     1,027
   1,800    First Union National Bank Commercial
              Mortgage, Series 1999-C4, Class A2,
              7.390% 11/15/09......................     1,826

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED
              SECURITIES -- (CONTINUED)
 $ 8,415    JP Morgan Commercial Mortgage Finance
              Corporation, Series 1997-C4, Class X,
              Interest only,
              1.290%** 12/26/28....................  $    464
   1,300    Mortgage Capital Funding, Inc., Series
              1998-MC2, Class A2,
              6.423% 05/18/08......................     1,243
   2,180    Nomura Asset Securities Corporation,
              Series 1998-D6, Class A1B,
              6.590% 03/17/28##....................     2,115
   1,100    PNC Mortgage Acceptance Corporation,
              Series 2000-C1, Class A2,
              7.610% 02/15/10......................     1,129
   2,200    Prudential Securities Secured Financing
              Corporation, Series 1998-C1,
              Class A1B,
              6.506% 07/15/08##....................     2,115
   1,850    Salomon Brothers Mortgage Securities,
              Series 2000-C1, Class A2,
              7.520% 12/18/09##....................     1,886
   1,900    Salomon Brothers Mortgage Securities,
              Series 2000-C2, Class A2,
              7.455% 04/18/10......................     1,928
  52,342    Vendee Mortgage Trust, Series 1998-1,
              Class 2, IO,
              .453%** 09/15/27.....................       913
  51,637    Vendee Mortgage Trust, Series 1998-3,
              Class 1, IO,
              .314%** 03/15/29.....................       675
                                                     --------
                                                       23,918
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 9.7%
   1,500    5.750% 06/15/05........................     1,450
   9,757    6.500% 07/01/29-05/01/30...............     9,371
     572    8.426%** 08/01/36......................       588
                                                     --------
                                                       11,409
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- 0.3%
     307    10.000% 07/15/16-08/15/17..............       330
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $36,207).......................    35,657
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 15.4%
            U.S. TREASURY NOTES -- 10.7%
   6,000    5.500% 08/31/01........................     5,957
   6,900    4.250% 11/15/03........................     6,569
                                                     --------
                                                       12,526
                                                     --------
            U.S. TREASURY STRIPS -- 4.7%
   1,875    Interest only 08/15/09.................     1,107
   1,000    Interest only 02/15/10.................       572
     500    Interest only 05/15/20.................       152
   4,600    Principal only 11/15/04................     3,609
     585    Principal only 11/15/27................       118
                                                     --------
                                                        5,558
                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $18,027).......................    18,084
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 2000  (UNAUDITED)

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.2%
              (Cost $2,582)
   2,582    Nations Cash Reserves#................   $  2,582
                                                     --------
            TOTAL INVESTMENTS
              (Cost $118,222*).............   99.1%   116,401
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    0.9%
            Cash..................................   $    425
            Interest receivable...................      1,373
            Variation margin/due to broker........         (5)
            Investment advisory fee payable.......        (37)
            Administration fee payable............         (5)
            Payable for investment securities
              purchased...........................       (570)
            Accrued Trustees'/Directors' fees and
              expenses............................         (9)
            Accrued expenses and other
              liabilities.........................        (75)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      1,097
                                                     --------
            NET ASSETS.....................  100.0%  $117,498
                                                     ========

---------------

  * Federal Income Tax Information: Net unrealized depreciation of $1,821 on investment securities was comprised of gross appreciation of $702 and gross depreciation of $2,523 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $118,222.

 ** Variable rate Security. The interest rate shown reflects the rate in effect at September 30, 2000.

 ## All or a portion of security segregated as collateral for futures contracts.

(-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

ABBREVIATIONS:

   IO -- Interest only

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                       VALUE
 SHARES                                                (000)
-------------------------------------------------------------
            COMMON STOCKS -- 1.3%
            HEALTH SERVICES -- 0.3%
   5,810    Apria Healthcare Group Inc.(!)..........  $    81
                                                      -------
            LODGING AND RECREATION -- 0.5%
   7,650    Argosy Gaming Company(!)................      138
                                                      -------
            METALS AND MINING -- 0.3%
   5,000    Placer Dome Inc.........................       47
   3,000    USX - U.S. Steel Group Inc. ............       46
                                                      -------
                                                           93
            PAPER AND FOREST PRODUCTS -- 0.2%
   5,500    Abitibi-Consolidated Inc. ..............       52
                                                      -------
            TOTAL COMMON STOCKS
              (Cost $329)...........................      364
                                                      -------
PRINCIPAL
 AMOUNT
 (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 3.6%
            BEVERAGES -- 0.2%
 $   185    Triarc Companies, Inc.,
              6.860%*** 02/09/18....................       56
                                                      -------
            METALS AND MINING -- 0.8%
     125    Agnico-Eagle Mines Ltd., 3.500%
              01/27/04..............................       84
     195    Battle Mountain Gold Company,
              6.000% 01/04/05.......................      161
                                                      -------
                                                          245
                                                      -------
            NETWORKING AND TELECOMMUNICATIONS
            EQUIPMENT -- 0.5%
     165    Efficient Networks, Inc.,
              5.000% 03/15/05.......................      105
      40    Efficient Networks, Inc.,
              5.000% 03/15/05.......................       25
                                                      -------
                                                          130
                                                      -------
            REAL ESTATE -- 0.5%
     160    Security Capital U.S. Realty,
              2.000% 05/22/03(-)....................      138
                                                      -------
            SOFTWARE -- 0.8%
     180    Digital Island Inc.,
              6.000% 02/15/05.......................      105
     215    Internet Capital Group, Inc.,
              5.500% 12/21/04.......................      111
                                                      -------
                                                          216
                                                      -------
            TELECOMMUNICATIONS SERVICES -- 0.8%
     150    At Home Corporation,
              4.750% 12/15/06.......................      100
     235    PTEK Holdings, Inc.,
              5.750% 07/01/04.......................      150
                                                      -------
                                                          250
                                                      -------
            TOTAL CONVERTIBLE BONDS AND NOTES (Cost
              $1,035)...............................    1,035
                                                      -------
            CORPORATE BONDS AND NOTES -- 77.3%
            AIRLINES -- 0.5%
     140    Valujet Inc.,
              10.250% 04/15/01......................      132
                                                      -------

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            APPAREL AND TEXTILES -- 0.4%
 $   130    Anvil Knitwear, Inc.,
              10.875% 03/15/07......................  $   116
                                                      -------
            AUTOMOTIVE -- 0.5%
     200    Mark IV Industries, Inc.,
              7.500% 09/01/07.......................      156
                                                      -------
            BROADCASTING AND CABLE -- 11.2%
     165    Adelphia Communications Corporation,
              9.375% 11/15/09.......................      150
     140    Benedek Communications,
              14.540%*** 05/15/06...................      123
     125    Big City Radio, Inc.,
              28.140%*** 03/15/05...................       68
     315    British Sky Broadcasting Group plc,
              6.875% 02/23/09.......................      274
     215    Cablevision SA,
              13.750% 04/30/07......................      194
     240    Charter Communications Holdings LLC,
              8.625% 04/01/09.......................      215
     460    Diamond Cable Communication Company,
              13.250% 09/30/04......................      480
     275    Radio Unica Corporation,
              14.370%*** 08/01/06...................      197
     355    Rogers Cable Systems,
              10.125% 09/01/12......................      372
     190    Sirius Satellite Radio Inc.,
              14.500% 05/15/09......................      169
      70    United Pan-Europe Communications N.V.,
              16.490%*** 08/01/09...................       33
     110    United Pan-Europe Communications N.V.,
              11.250% 02/01/10......................       96
     515    United Pan-Europe Communications N.V.,
              11.500% 02/01/10......................      446
     205    United Pan-Europe Communications N.V.,
              16.630%*** 02/01/10...................       93
     385    UnitedGlobalCom Inc.,
              12.910%*** 02/15/08...................      264
                                                      -------
                                                        3,174
                                                      -------
            BUILDING MATERIALS -- 0.2%
      90    Amatek Industries PTY, Ltd.,
              12.000% 02/15/08......................       69
                                                      -------
            CHEMICALS -- BASIC -- 0.3%
     115    Agricultural Minerals & Chemicals,
              10.750% 09/30/03......................       75
                                                      -------
            CHEMICALS -- SPECIALTY -- 1.5%
     230    CP Kelco
              11.875% 09/15/10(-)...................      205
     120    General Chemical Industrial Products,
              10.625% 05/01/09......................       96
      65    Marsulex Inc.,
              9.625% 07/01/08.......................       61
      50    Sovereign Specialty Chemical,
              11.875% 03/15/10......................       51
                                                      -------
                                                          413
                                                      -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            COMMERCIAL SERVICES -- 1.1%
 $   145    APCOA, Inc.,
              9.250% 03/15/08.......................  $    53
     120    Building One Services Corporation,
              10.500% 05/01/09......................      105
     260    Intertek Finance plc,
              10.250% 11/01/06......................       91
     210    Young America Corporation,
              11.625% 02/15/06......................       74
                                                      -------
                                                          323
                                                      -------
            COMPUTER SERVICES -- 1.4%
     420    Unisys Corporation,
              7.875% 04/01/08.......................      385
                                                      -------
            CONSUMER SERVICES -- 0.7%
      85    Iron Age Corporation,
              9.875% 05/01/08.......................       61
     145    Jafra Cosmetics International, Inc.,
              11.750% 05/01/08......................      139
                                                      -------
                                                          200
                                                      -------
            DEPARTMENT AND DISCOUNT STORES -- 0.7%
     240    TM Group Holdings,
              11.000% 05/15/08......................      209
                                                      -------
            DIVERSIFIED ELECTRONICS -- 0.5%
     160    Knowles Electronics Inc.,
              13.125% 10/15/09(-)...................      152
                                                      -------
            DIVERSIFIED MANUFACTURING -- 1.1%
     140    Desa International Inc.,
              9.875% 12/15/07.......................      102
     200    GenTek, Inc., 11.000% 08/01/09..........      205
                                                      -------
                                                          307
                                                      -------
            ELECTRIC POWER -- NON NUCLEAR -- 4.6%
     650    AES Corporation,
              9.375% 09/15/10.......................      660
     170    AES Eastern Energy,
              9.000% 01/02/17.......................      168
     105    AES Eastern Energy,
              9.670% 01/02/29.......................      105
     120    Western Resources, Inc.,
              6.250% 08/15/03.......................      108
     315    Western Resources, Inc.,
              6.875% 08/01/04.......................      283
                                                      -------
                                                        1,324
                                                      -------
            ENERGY -- MISCELLANEOUS -- 1.7%
     165    CMS Energy Corporation,
              10.875% 12/15/04(-)...................      163
     360    ESI Tractebel Acquisition Corporation,
              7.990% 12/30/11.......................      324
                                                      -------
                                                          487
                                                      -------

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 1.6%
 $   200    Husky Oil Limited,
              8.900% 08/15/28.......................  $   196
      65    Ocean Energy, Inc.,
              8.250% 07/01/18.......................       63
     210    Triton Energy Limited,
              8.875% 10/01/07(-)....................      210
                                                      -------
                                                          469
                                                      -------
            FINANCE -- MISCELLANEOUS -- 0.7%
     225    Golden State Holdings, Escrow
              Corporation,
              7.125% 08/01/05.......................      210
                                                      -------
            HEALTH SERVICES -- 8.1%
     310    Apria Healthcare Group Inc.,
              9.500% 11/01/02.......................      310
     245    Columbia/HCA Healthcare Corporation,
              7.500% 11/15/95.......................      193
     285    Fountain View Inc.,
              11.250% 04/15/08......................       80
     355    Harborside Healthcare,
              33.210%*** 08/01/08...................       71
     545    Kelso and Company,
              12.750% 10/01/09......................      589
     145    Magellan Health Services, Inc.,
              9.000% 02/15/08.......................       96
     205    Manor Care Inc.,
              7.500% 06/15/06.......................      171
     447    Multicare Companies Inc.,
              9.000%*** 08/01/07(a)(b)..............       27
     715    Per-Se Technologies, Inc., 9.500%
              02/15/05..............................      607
     185    Team Health, Inc.,
              12.000% 03/15/09......................      170
                                                      -------
                                                        2,314
                                                      -------
            HEAVY MACHINERY -- 0.3%
      80    Harnischfeger Industries, Inc., 7.250%
              12/15/25(a)(b)........................       22
      65    Thermadyne Manufacturing LLC,
              9.875% 06/01/08.......................       50
                                                      -------
                                                           72
                                                      -------
            INSURANCE -- 0.5%
     150    Willis Corroon Corporation,
              9.000% 02/01/09.......................      138
                                                      -------
            LODGING AND RECREATION -- 7.4%
     170    Argosy Gaming Company,
              10.750% 06/01/09......................      178
     255    Bally Total Fitness Holding Corporation,
              9.875% 10/15/07.......................      242
     130    Boca Resorts, Inc.,
              9.875% 04/15/09.......................      125
     210    Hilton Hotels Corporation,
              7.500% 12/15/17.......................      181
     100    Intrawest Corporation,
              10.500% 02/01/10......................      103
     270    ITT Corporation,
              7.375% 11/15/15.......................      242
      75    La Quinta Inns, Inc.,
              7.400% 09/15/05.......................       56

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            LODGING AND RECREATION -- (CONTINUED)
 $   180    Mandalay Resort Group,
              9.500% 08/01/08(-)....................  $   184
      60    Mandalay Resort Group,
              7.625% 07/15/13.......................       50
     160    Pinnacle Entertainment, Inc.,
              9.250% 02/15/07.......................      165
     175    Royal Caribbean Cruises Limited,
              7.250% 03/15/18.......................      140
     125    Station Casinos, Inc.,
              9.875% 07/01/10(-)....................      125
     100    Vail Resorts, Inc.,
              8.750% 05/15/09.......................       95
     170    Venetian Casino Resort LLC, 12.250%
              11/15/04..............................      174
      55    Venetian Casino/LV Sands, 14.250%
              11/15/05..............................       57
                                                      -------
                                                        2,117
                                                      -------
            MEDICAL DEVICES AND SUPPLIES -- 1.1%
     160    Alaris Medical Systems, 9.750%
              12/01/06..............................      117
     260    Alaris Medical, Inc., 28.430%***
              08/01/08..............................       68
     130    DJ Orthopedics LLC, 12.625% 06/15/09....      122
                                                      -------
                                                          307
                                                      -------
            METALS AND MINING -- 2.0%
     220    Algoma Steel Inc., 12.375% 07/15/05.....      156
     110    Commonwealth Industries, Inc., 10.750%
              10/01/06..............................      105
     170    Great Central Mines Ltd., 8.875%
              04/01/08..............................      147
     170    Ormet Corporation, 11.000%
              08/15/08(-)...........................      158
                                                      -------
                                                          566
                                                      -------
            NATURAL GAS DISTRIBUTION -- 0.2%
      90    Energy Corporation of America, 9.500%
              05/15/07..............................       68
                                                      -------
            OILFIELD SERVICES -- 0.3%
      80    R&B Falcon Corporation, 9.500%
              12/15/08..............................       86
                                                      -------
            PAPER AND FOREST PRODUCTS -- 0.7%
      80    Pope and Talbot, Inc., 8.375%
              06/01/13..............................       75
     125    Tembec Finance Corporation, 9.875%
              09/30/05..............................      126
                                                      -------
                                                          201
                                                      -------
            PHARMACEUTICALS -- 1.0%
     305    Caremark Rx, Inc., 7.375% 10/01/06......      271
                                                      -------
            PUBLISHING AND ADVERTISING -- 3.7%
     270    American Color Graphics,
              12.750% 08/01/05......................      267

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
 $   130    Garden State Newspapers, Inc.,
              8.750% 10/01/09.......................  $   121
      35    Garden State Newspapers, Inc.,
              8.625% 07/01/11.......................       33
     190    Marvel Enterprises, Inc.,
              12.000% 06/15/09......................      152
      90    Phoenix Color Corporation,
              10.375% 02/01/09......................       76
     115    TS/F Communications Corporation,
              10.375% 11/01/07......................      107
     295    Ziff Davis Media, Inc.,
              12.000% 07/15/10(-)...................      292
                                                      -------
                                                        1,048
                                                      -------
            RAILROADS, TRUCKING AND SHIPPING -- 1.0%
     230    Pegasus Shipping Hellas,
              11.875% 11/15/04(a)...................       78
     230    Sea Containers Limited,
              10.750% 10/15/06......................      185
      30    Sea Containers Limited,
              7.875% 02/15/08.......................       20
                                                      -------
                                                          283
                                                      -------
            REAL ESTATE -- 0.8%
     250    CB Richar Ellis Services Inc.,
              8.875% 06/01/06.......................      227
                                                      -------
            REAL ESTATE INVESTMENT TRUSTS (REITS)
            -- 3.1%
     220    BF Saul,
              9.750% 04/01/08.......................      189
     175    Crescent Real Estate Equities LP,
              7.000% 09/15/02.......................      164
     170    Crescent Real Estate Equities LP,
              7.500% 09/15/07.......................      143
     255    Felcor Lodging LP,
              9.500% 09/15/08(-)....................      253
     155    Meditrust Companies,
              7.820% 09/10/26.......................      126
                                                      -------
                                                          875
                                                      -------
            RESTAURANTS -- 0.7%
     210    Advantica Restaurant Group, Inc.,
              11.250% 01/15/08......................      118
     125    CKE Restaurants, Inc.,
              9.125% 05/01/09.......................       75
                                                      -------
                                                          193
                                                      -------
            SEMICONDUCTORS -- 0.4%
     117    ASAT Finance LLC,
              12.500% 11/01/06(-)...................      123
                                                      -------
            SPECIALTY STORES -- 0.7%
     265    Hollywood Entertainment Corporation,
              10.625% 08/15/04......................      204
                                                      -------
            TELECOMMUNICATIONS SERVICES -- 16.3%
     160    360networks Inc.,
              13.000% 05/01/08......................      146
     170    Call-Net Enterprises, Inc.,
              23.150%*** 08/15/08...................       54
     185    Call-Net Enterprises, Inc.,
              9.375% 05/15/09.......................       87

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $   125    Call-Net Enterprises, Inc.,
              22.710%*** 05/15/09...................  $    38
     180    Centennial Communications,
              10.750% 12/15/08......................      176
      55    CFW Communications Company,
              13.000% 08/15/10(-)...................       51
      85    COLO.com,
              13.875% 03/15/10(-)...................       87
     375    COLT Teleocom Group plc,
              10.390%*** 12/15/06...................      341
      95    Exodus Communications Inc.,
              11.250% 07/01/08......................       94
      40    Exodus Communications, Inc.,
              11.625% 07/15/10(-)...................       40
      95    Flag Telecom Holdings Limited,
              11.625% 03/30/10......................       81
     480    Hermes Europe Railtel BV,
              11.500% 08/15/07......................      240
     155    HighwayMaster Communications, Inc.,
              13.750% 09/15/05......................       59
     110    ICO Global Communications (Holdings)
              Limited,
              15.000% 08/01/05......................       66
     180    IMPSAT Fiber Networks, Inc.,
              13.750% 02/15/05......................      156
     380    Millicom International Cellular SA,
              15.030%*** 06/01/06...................      327
     220    Nextel International Inc.,
              14.380%*** 04/15/08...................      142
     225    Nextel International Inc.,
              12.750% 08/01/10(-)...................      221
     160    Nextel Partners, Inc.,
              11.000% 03/15/10(-)...................      161
     380    NTL Communications Corporation,
              11.875% 10/01/10(-)...................      371
     160    Orion Network Systems, Inc.,
              33.460%*** 01/15/07...................       54
     245    Orius Capital Corporation,
              12.750% 02/01/10(-)...................      257
     165    Pagemart Nationwide,
              15.000% 02/01/05......................      152
     150    PSINet, Inc.,
              11.500% 11/01/08......................      101
     100    RCN Corporation,
              10.000% 10/15/07......................       74
      60    RCN Corporation,
              18.630%*** 10/15/07...................       32
      30    RCN Corporation,
              10.125% 01/15/10......................       21
     230    RCN Corporation, Series B,
              18.340%*** 02/15/08...................      110
     260    UIH Australia/Pacific Inc.,
              14.240%*** 05/15/06...................      237
     485    Voicestream Wireless,
              10.375% 11/15/09......................      524
     115    Williams Communications Group, Inc.,
              10.875% 10/01/09......................      105
                                                      -------
                                                        4,605
                                                      -------

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            TOBACCO -- 0.3%
 $   115    Standard Commercial Corporation,
              8.875% 08/01/05.......................  $    98
                                                      -------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $22,564)........................   21,997
                                                      -------
            FOREIGN BONDS AND NOTES -- 1.0%
     130    Octel Developments plc,
              10.000% 05/01/06......................      122
     160    Rogers Communications, Inc.,
              8.875% 07/15/07.......................      160
                                                      -------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $286)...........................      282
                                                      -------
 SHARES
---------
            PREFERRED STOCKS -- 5.9%
            BROADCASTING AND CABLE -- 1.9%
   2,335    Adelphia Communications Corporation.....  $   231
   3,000    Paxson Communications Corporation(c)....      313
                                                      -------
                                                          544
                                                      -------
            CHEMICALS -- BASIC -- 1.0%
   5,200    Hercules Trust II.......................      293
                                                      -------
            EXPLORATION AND PRODUCTION -- 0.5%
 105,000    R&B Falcon Corporation..................      134
                                                      -------
            FINANCE -- MISCELLANEOUS -- 0.0%+
   1,080    Harborside Health (HBR)(c)..............        9
                                                      -------
            REAL ESTATE INVESTMENT TRUSTS (REITS)
            -- 1.4%
   4,350    Sovereign REIT(-).......................      389
                                                      -------
            TELECOMMUNICATIONS SERVICES -- 1.1%
   2,850    Nextel Communications, Inc.(c)..........      302
                                                      -------
            TOTAL PREFERRED STOCKS
              (Cost $1,650).........................    1,671
                                                      -------
PRINCIPAL
 AMOUNT
 (000)
---------
            WARRANTS -- 0.0%+
            (Cost $10)
 $   180    UbiquiTel Inc...........................       13
                                                      -------
            SHORT TERM INVESTMENTS -- 4.4%
            COMMERCIAL PAPER -- 4.4%
   1,000    American Express Credit Corporation
              6.510% 10/11/00.......................      998
     250    General Electric Capital Corporation
              6.520% 10/23/00.......................      249
                                                      -------
            TOTAL SHORT TERM INVESTMENTS
              (Cost $1,247).........................    1,247
                                                      -------

SHARES
 (000)
-------
            INVESTMENT COMPANIES -- 4.7%
            (Cost $1,343)
  1,343     Nations Cash Reserves#..................    1,343
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $28,464*)..............   98.2%    27,952
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................    1.8%
          Cash..................................   $    518
          Receivable for investment securities
            sold................................        552
          Dividends receivable..................         21
          Interest receivable...................        642
          Unrealized depreciation on forward
            foreign exchange contracts..........         (2)
          Investment advisory fee payable.......        (12)
          Administration fee payable............         (1)
          Payable for investment securities
            purchased...........................     (1,099)
          Accrued Trustees'/Directors' fees and
            expenses............................        (12)
          Accrued expenses and other
            liabilities.........................        (82)
                                                   --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...................        525
                                                   --------
          NET ASSETS.....................  100.0%  $ 28,477
                                                   ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $512 on investment securities was comprised of gross appreciation of $553 and gross depreciation of $1,065 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $28,464.

*** Zero coupon security. The rate shown reflects the yield to maturity.

(!) Non-income producing security.

(-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 +  Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Issue in default.

(b) Issuer in bankruptcy.

(c) PIK ("Payment in kind"). Interest or dividend payment is made with additional securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2000

                                                                  INTERMEDIATE BOND        HIGH YIELD BOND
                                                                  MASTER PORTFOLIO        MASTER PORTFOLIO
                                                                 -------------------     -------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................     $             4,141     $             1,164
Dividends...................................................                      --                      34
                                                                 -------------------     -------------------
    Total investment income.................................                   4,141                   1,198
                                                                 -------------------     -------------------
EXPENSES:
Investment advisory fee.....................................                     230                      55
Administration fee..........................................                      29                       5
Fund accounting fees and expenses...........................                      --                      --
Custodian fees..............................................                       5                       5
Legal and audit fees........................................                      20                      37
Trustees' fees and expenses.................................                      11                      12
Other.......................................................                       1                       2
                                                                 -------------------     -------------------
    Total expenses..........................................                     296                     116
Fees reduced by credits allowed by the custodian............                      (1)                     (1)
                                                                 -------------------     -------------------
    Net expenses............................................                     295                     115
                                                                 -------------------     -------------------
NET INVESTMENT INCOME.......................................                   3,846                   1,083
                                                                 -------------------     -------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions.......................................                  (1,616)                   (158)
Futures.....................................................                     (47)                     --
Forward foreign exchange contracts, foreign currencies and
  other net assets..........................................                      --                       1
                                                                 -------------------     -------------------
Net realized gain/(loss) on investments.....................                  (1,663)                   (157)
                                                                 -------------------     -------------------
Change in unrealized appreciation/(depreciation) of:
Securities..................................................                   2,922                    (329)
Futures.....................................................                      10                      --
Forward foreign exchange contracts, foreign currencies and
  other net assets..........................................                      --                      (5)
                                                                 -------------------     -------------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................                   2,932                    (334)
                                                                 -------------------     -------------------
Net realized and unrealized gain/(loss) on investments......                   1,269                    (491)
                                                                 -------------------     -------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $             5,115     $               592
                                                                 ===================     ===================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         HIGH YIELD BOND
                                                   INTERMEDIATE BOND MASTER PORTFOLIO                    MASTER PORTFOLIO
                                           --------------------------------------------------    --------------------------------
                                             SIX MONTHS                                            SIX MONTHS
                                               ENDED                                                 ENDED
                                              9/30/00         PERIOD ENDED      PERIOD ENDED        9/30/00         PERIOD ENDED
                                            (UNAUDITED)         3/31/00          5/14/99(a)       (UNAUDITED)        3/31/00(b)
                                           --------------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income..................    $        3,846    $        7,371    $        1,827    $        1,083    $           79
Net realized gain/(loss) on
  investments..........................            (1,663)           (2,483)             (143)             (157)               38
Net change in unrealized appreciation/
  (depreciation) of investments........             2,932            (2,726)             (433)             (334)             (179)
                                           --------------    --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets
  resulting from operations............             5,115             2,162             1,251               592               (62)
Contributions..........................            53,104            33,625             9,177            24,400            15,796
Withdrawals............................           (60,222)          (72,179)          (11,824)          (10,015)           (2,234)
                                           --------------    --------------    --------------    --------------    --------------
Net increase/(decrease) in net
  assets...............................            (2,003)          (36,392)           (1,396)           14,977            13,500
NET ASSETS:
Beginning of period....................           119,501           155,893           157,289            13,500                --
                                           --------------    --------------    --------------    --------------    --------------
End of period..........................    $      117,498    $      119,501    $      155,893    $       28,477    $       13,500
                                           ==============    ==============    ==============    ==============    ==============

  SUPPLEMENTARY DATA

                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                         RATIO OF        RATIO OF NET                          RATIO OF
                                                        OPERATING         INVESTMENT                           OPERATING
                                                         EXPENSES       INCOME/(LOSS)       PORTFOLIO         EXPENSES TO
                                                        TO AVERAGE        TO AVERAGE         TURNOVER           AVERAGE
                                                        NET ASSETS        NET ASSETS           RATE           NET ASSETS
                                                      ---------------------------------------------------------------------
INTERMEDIATE BOND MASTER PORTFOLIO:
Six months ended 9/30/2000 (unaudited)............         0.51%+(c)         6.67%+             58%              0.51%+(c)
Period ended 3/31/2000............................         0.54+             6.10+              90               0.55+
Period ended 5/14/1999(a).........................         0.38+             5.61+              19               0.42+
Year ended 2/28/1999(a)...........................         0.35              5.69              137               0.45
Year ended 2/28/1998(a)...........................         0.35              5.99              127               0.55
Year ended 2/28/1997(a)...........................         0.35              5.86               83               0.65
Year ended 2/29/1996(a)...........................         0.18              6.47              172               0.68
HIGH YIELD BOND MASTER PORTFOLIO:
Six months ended 9/30/2000 (unaudited)............         1.15%+(c)        10.83%+             36%              1.15%+(c)
Period ended 3/31/2000(b).........................         2.82+             5.16+              26               2.86+

---------------

 +  Annualized.

(a) Represents financial information for the Pacific Horizon Intermediate Bond Portfolio, which was reorganized into Intermediate Bond Master Portfolio on May 21, 1999.

(b) High Yield Bond Master Portfolio commenced operations on February 14, 2000.

(c) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Master Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2000, the Trust offered nine separate portfolios. These financial statements pertain only to Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Trust are presented under separate cover.

The following investors were invested in the Master Portfolios at September 30, 2000:

Intermediate Bond Master Portfolio:
  Nations Intermediate Bond Fund...............  81.7%
  Nations Intermediate Bond Fund (Offshore)....  18.3%
High Yield Bond Master Portfolio:
  Nations High Yield Bond Fund.................  88.8%
  Nations High Yield Bond Fund (Offshore)......  11.2%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Futures contracts: The Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio may invest in futures contracts. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency translation: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately stated in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, a Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; and (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be taxed on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                ANNUAL
                                                 RATE
                                                ------
Intermediate Bond Master Portfolio............  0.40%
High Yield Bond Master Portfolio..............  0.55%

The Trust has, on behalf of the Intermediate Bond Master Portfolio, entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.15% of the Master Portfolio's average daily net assets.

The Trust has, on behalf of the High Yield Bond Master Portfolio, entered into a sub-advisory agreement with BAAI and MacKay Shields LLC ("MacKay Shields") pursuant to which MacKay Shields is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.40% of the Master Portfolio's average daily net assets up to and including $100 million; 0.375% over $100 million and up to and including $200 million and 0.35% over $200 million.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of each Master Portfolio's average daily net assets. The Bank of

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

New York ("BNY") serves as sub-administrator of the Trust pursuant to an agreement with BAAI. For the six months ended September 30, 2000, BAAI earned 0.05% of each Master Portfolio's average daily net assets for its co-administration services.

BNY serves as the custodian of the Trust's assets. For the six months ended September 30, 2000, expenses of the Master Portfolios were reduced by $1,311 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or Officer of the Trust.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

The Master Portfolios have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 2000, the Master Portfolios earned $140,027 in the aggregate from such investments, which is included in interest income.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2000 were as follows:

                                    PURCHASES    SALES
PORTFOLIO                             (000)      (000)
-------------------------------------------------------
Intermediate Bond Master
  Portfolio.......................   $21,528     $9,617
High Yield Bond Master
  Portfolio.......................    21,407      6,147

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2000 were as follows:

                                   PURCHASES     SALES
PORTFOLIO                            (000)       (000)
-------------------------------------------------------
Intermediate Bond Master
  Portfolio......................   $45,503     $55,567

4.  FUTURES CONTRACTS

At September 30, 2000, the following Master Portfolio had futures contracts open:

                                       VALUE OF
                                       CONTRACT    MARKET       UNREALIZED
                                         WHEN     VALUE OF    APPRECIATION/
                           NUMBER OF    OPENED    CONTRACTS   (DEPRECIATION)
       DESCRIPTION         CONTRACTS    (000)       (000)         (000)
----------------------------------------------------------------------------
INTERMEDIATE BOND MASTER
  PORTFOLIO:
U.S. 5 year Treasury note
  (short position)
  expiring December
  2000(a)................     60        $6,032     $5,989          $(43)
U.S. 2 year Treasury note
  (long position)
  expiring December
  2000(a)................     25         4,979      5,000            21

---------------

(a) Securities have been segregated as collateral for the Intermediate Bond Master Portfolio for open futures contracts.

5.  OPEN FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2000, High Yield Bond Master Portfolio had the following open forward foreign currency contracts:

                                                                 NET
                       CONTRACT    VALUE     COST    VALUE    UNREALIZED
                          TO       LOCAL      US$     US$    DEPRECIATION
EXPIRATION DATE        DELIVER    CURRENCY   (000)   (000)      (000)
-------------------------------------------------------------------------
Contracts to Sell:
12/07/00.............    Euro     230,000    $202    $204        $(2)

6.  LINES OF CREDIT

The Trust participates with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 2000, there were no loans outstanding under this Agreement. For the six months ended September 30, 2000, there were no borrowings by the Master Portfolios under the Agreement.

The Trust also participates with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Master Portfolio pays its pro rata share. This fee is paid quarterly in arrears. Each participating Master Portfolio is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the six months ended September 30, 2000, there were no borrowings by the Master Portfolios under the committed line of credit.

7.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2000, the Master Portfolios were not involved in securities lending.

8.  REORGANIZATION OF MASTER INVESTMENT TRUST, SERIES I

On May 21, 1999, Intermediate Bond Master Portfolio, a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon Intermediate Bond Master Portfolio ("Acquired Portfolio"), a series of Master Investment Trust, Series I, pursuant to a plan of reorganization approved by its investors. The acquisition was accomplished by a tax-free exchange of shares of Intermediate Bond Master Portfolio in an amount equal to the outstanding interests of the Acquired Portfolio. The financial statements of the Intermediate Bond Master Portfolio reflect the historical financial results of the Acquired Portfolio prior to the reorganization. Additionally, the fiscal year end of the Intermediate Bond Master Portfolio for financial reporting purposes was changed to coincide with that of the Trust.

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               P.O. Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.321.7854

NATIONS FUNDS








FIXEDSAR (9/00)